UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

Integrity Dividend Harvest Fund Class A / IDIVX	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$49.54	0.95%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$465
Number of Holdings	56
Annual Portfolio Turnover	14%
Distribution Rate @ NAV	3.36%
Beta	0.76
30-Day SEC Yield (IDIVX)	2.70%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Financials	16.6
Information Technology	16.6
Utilities	12.6
Consumer Staples	12.3
Health Care	11.2
Energy	9.7
Consumer Discretionary	5.9
Cash Equivalents and Other	5.1
Industrials	4.6
Communication Services	3.7
Materials	1.7

Top 10 Holdings	% Net Assets
Broadcom Inc	5.85
NextEra Energy Inc	4.62
AbbVie Inc	4.35
Chevron Corp	3.43
Morgan Stanley	2.83
Corning Inc	2.80
TransCanada Corp	2.71
Bristol Myers Squibb Co	2.66
American Electric Power Co Inc	2.55
Citigroup Inc	2.36

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Harvest Fund Class C / IDHCX	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$88.48	1.70%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$465
Number of Holdings	56
Annual Portfolio Turnover	14%
Distribution Rate	2.63%
Beta	0.76
30-Day SEC Yield (IDHCX)	2.11%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Financials	16.6
Information Technology	16.6
Utilities	12.6
Consumer Staples	12.3
Health Care	11.2
Energy	9.7
Consumer Discretionary	5.9
Cash Equivalents and Other	5.1
Industrials	4.6
Communication Services	3.7
Materials	1.7

Top 10 Holdings	% Net Assets
Broadcom Inc	5.85
NextEra Energy Inc	4.62
AbbVie Inc	4.35
Chevron Corp	3.43
Morgan Stanley	2.83
Corning Inc	2.80
TransCanada Corp	2.71
Bristol Myers Squibb Co	2.66
American Electric Power Co Inc	2.55
Citigroup Inc	2.36

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Harvest Fund Class I / IDHIX	This semi-annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36.52	0.70%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$465
Number of Holdings	56
Annual Portfolio Turnover	14%
Distribution Rate	3.62%
Beta	0.76
30-Day SEC Yield (IDHIX)	3.09%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Financials	16.6
Information Technology	16.6
Utilities	12.6
Consumer Staples	12.3
Health Care	11.2
Energy	9.7
Consumer Discretionary	5.9
Cash Equivalents and Other	5.1
Industrials	4.6
Communication Services	3.7
Materials	1.7

Top 10 Holdings	% Net Assets
Broadcom Inc	5.85
NextEra Energy Inc	4.62
AbbVie Inc	4.35
Chevron Corp	3.43
Morgan Stanley	2.83
Corning Inc	2.80
TransCanada Corp	2.71
Bristol Myers Squibb Co	2.66
American Electric Power Co Inc	2.55
Citigroup Inc	2.36

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class A / APAYX	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$29.55	0.58%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$9
Number of Holdings	38
Annual Portfolio Turnover	20%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	17.4
Communication Services	15.0
Utilities	11.5
Financials	10.3
Health Care	10.2
Consumer Staples	9.7
Materials	9.6
Consumer Discretionary	6.2
Cash Equivalents and Other	6.0
Information Technology	2.8
Industrials	1.3

Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.27
TransCanada Corp	6.24
AT&T Inc	6.02
Bristol Myers Squibb Co	5.92
Pfizer Inc	4.28
Dow Inc	4.05
AES Corp/The	3.81
Petroleo Brasileiro SA ADR	3.28
Altria Group Inc	3.16
Philip Morris International Inc	3.00

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class C / CPAYX	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$34.13	0.67%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$9
Number of Holdings	38
Annual Portfolio Turnover	20%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	17.4
Communication Services	15.0
Utilities	11.5
Financials	10.3
Health Care	10.2
Consumer Staples	9.7
Materials	9.6
Consumer Discretionary	6.2
Cash Equivalents and Other	6.0
Information Technology	2.8
Industrials	1.3

Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.27
TransCanada Corp	6.24
AT&T Inc	6.02
Bristol Myers Squibb Co	5.92
Pfizer Inc	4.28
Dow Inc	4.05
AES Corp/The	3.81
Petroleo Brasileiro SA ADR	3.28
Altria Group Inc	3.16
Philip Morris International Inc	3.00

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Dividend Summit Fund Class I / IPAYX	This semi-annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$27.52	0.54%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$9
Number of Holdings	38
Annual Portfolio Turnover	20%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	17.4
Communication Services	15.0
Utilities	11.5
Financials	10.3
Health Care	10.2
Consumer Staples	9.7
Materials	9.6
Consumer Discretionary	6.2
Cash Equivalents and Other	6.0
Information Technology	2.8
Industrials	1.3

Top 10 Holdings	% Net Assets
Verizon Communications Inc	7.27
TransCanada Corp	6.24
AT&T Inc	6.02
Bristol Myers Squibb Co	5.92
Pfizer Inc	4.28
Dow Inc	4.05
AES Corp/The	3.81
Petroleo Brasileiro SA ADR	3.28
Altria Group Inc	3.16
Philip Morris International Inc	3.00

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class A / IGIAX	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$64.87	1.24%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$108
Number of Holdings	37
Annual Portfolio Turnover	2%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Information Technology	35.4
Financials	19.9
Industrials	11.7
Consumer Discretionary	7.2
Consumer Staples	6.4
Health Care	6.1
Utilities	4.5
Materials	3.4
Cash Equivalents and Other	2.1
Energy	1.9
Communication Services	1.4

Top 10 Holdings	% Net Assets
NVIDIA Corp	7.23
Visa Inc	4.75
Apple Inc	4.59
KLA Tencor Corp	4.10
Trane Technologies PLC	3.70
Mastercard Inc	3.60
Air Products & Chemicals Inc	3.42
QUALCOMM Inc	3.20
Lam Research Corp	3.00
Blackrock Inc	2.99

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class C / IGIUX	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$103.90	1.99%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$108
Number of Holdings	37
Annual Portfolio Turnover	2%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Information Technology	35.4
Financials	19.9
Industrials	11.7
Consumer Discretionary	7.2
Consumer Staples	6.4
Health Care	6.1
Utilities	4.5
Materials	3.4
Cash Equivalents and Other	2.1
Energy	1.9
Communication Services	1.4

Top 10 Holdings	% Net Assets
NVIDIA Corp	7.23
Visa Inc	4.75
Apple Inc	4.59
KLA Tencor Corp	4.10
Trane Technologies PLC	3.70
Mastercard Inc	3.60
Air Products & Chemicals Inc	3.42
QUALCOMM Inc	3.20
Lam Research Corp	3.00
Blackrock Inc	2.99

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Growth & Income Fund Class I / IGIVX	This semi-annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$51.83	0.99%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$108
Number of Holdings	37
Annual Portfolio Turnover	2%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Information Technology	35.4
Financials	19.9
Industrials	11.7
Consumer Discretionary	7.2
Consumer Staples	6.4
Health Care	6.1
Utilities	4.5
Materials	3.4
Cash Equivalents and Other	2.1
Energy	1.9
Communication Services	1.4

Top 10 Holdings	% Net Assets
NVIDIA Corp	7.23
Visa Inc	4.75
Apple Inc	4.59
KLA Tencor Corp	4.10
Trane Technologies PLC	3.70
Mastercard Inc	3.60
Air Products & Chemicals Inc	3.42
QUALCOMM Inc	3.20
Lam Research Corp	3.00
Blackrock Inc	2.99

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class A / IHFAX	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52.65	1.02%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$48
Number of Holdings	654
Annual Portfolio Turnover	14%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	18.8
Communication Services	15.7
Industrials	15.0
Energy	13.2
Health Care	9.0
Materials	6.9
Information Technology	5.8
Financials	5.4
Consumer Staples	3.8
Cash Equivalents and Other	2.3
U.S. Treasury	1.6
Utilities	1.6
Real Estate	0.9

Credit Rating Breakdown*	% Net Assets
AAA	1.59
BBB	8.14
BB	53.04
B	24.17
CCC	10.94
NR	2.12

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class C / IHFCX	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91.13	1.77%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$48
Number of Holdings	654
Annual Portfolio Turnover	14%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	18.8
Communication Services	15.7
Industrials	15.0
Energy	13.2
Health Care	9.0
Materials	6.9
Information Technology	5.8
Financials	5.4
Consumer Staples	3.8
Cash Equivalents and Other	2.3
U.S. Treasury	1.6
Utilities	1.6
Real Estate	0.9

Credit Rating Breakdown*	% Net Assets
AAA	1.59
BBB	8.14
BB	53.04
B	24.17
CCC	10.94
NR	2.12

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity High Income Fund Class I / IHFIX	This semi-annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$39.77	0.77%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$48
Number of Holdings	654
Annual Portfolio Turnover	14%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Consumer Discretionary	18.8
Communication Services	15.7
Industrials	15.0
Energy	13.2
Health Care	9.0
Materials	6.9
Information Technology	5.8
Financials	5.4
Consumer Staples	3.8
Cash Equivalents and Other	2.3
U.S. Treasury	1.6
Utilities	1.6
Real Estate	0.9

Credit Rating Breakdown*	% Net Assets
AAA	1.59
BBB	8.14
BB	53.04
B	24.17
CCC	10.94
NR	2.12

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class A / ICPAX	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$78.26	1.50%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$127
Number of Holdings	40
Annual Portfolio Turnover	36%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	73.7
Utilities	9.8
Industrials	6.4
Cash Equivalents and Other	4.2
Information Technologies	3.2
Materials	1.7
Consumer Discretionary	1.0

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	6.84
Exxon Mobil Corp	5.03
Baker Hughes a GE Co	4.78
Permian Resources Corp	4.71
EQT Corp	4.41
Antero Resources Corp	4.10
Targa Resources Corp	4.01
Phillips 66	3.88
Coterra EnerCoterra Energy Inc	3.70
Valero Energy Corp	3.34

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class C / ICPUX	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$104.22	2.00%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$127
Number of Holdings	40
Annual Portfolio Turnover	36%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	73.7
Utilities	9.8
Industrials	6.4
Cash Equivalents and Other	4.2
Information Technologies	3.2
Materials	1.7
Consumer Discretionary	1.0

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	6.84
Exxon Mobil Corp	5.03
Baker Hughes a GE Co	4.78
Permian Resources Corp	4.71
EQT Corp	4.41
Antero Resources Corp	4.10
Targa Resources Corp	4.01
Phillips 66	3.88
Coterra EnerCoterra Energy Inc	3.70
Valero Energy Corp	3.34

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Mid-North American Resources Fund Class I / ICWIX	This semi-annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$52.21	1.00%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$127
Number of Holdings	40
Annual Portfolio Turnover	36%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Energy	73.7
Utilities	9.8
Industrials	6.4
Cash Equivalents and Other	4.2
Information Technologies	3.2
Materials	1.7
Consumer Discretionary	1.0

Top 10 Holdings	% Net Assets
Cheniere Energy Inc	6.84
Exxon Mobil Corp	5.03
Baker Hughes a GE Co	4.78
Permian Resources Corp	4.71
EQT Corp	4.41
Antero Resources Corp	4.10
Targa Resources Corp	4.01
Phillips 66	3.88
Coterra EnerCoterra Energy Inc	3.70
Valero Energy Corp	3.34

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Short Term Government Fund Class A / MDSAX	This semi-annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$40.92	0.80%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$27
Number of Holdings	144
Annual Portfolio Turnover	77%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Mortgage Backed Securities	90.2
U.S. Government Note/Bonds	8.5
Cash Equivalents and Other	1.3

Top 10 Holdings	% Net Assets
United States Treasury, 4.625% 06/30/26	8.51
Ginnie Mae II Pool, 6.500% 09/20/54	1.88
Fannie Mae Pool, 5.500% 03/01/53	1.86
Freddie Mac Pool, 6.000% 09/01/53	1.83
Freddie Mac Pool, 5.500% 02/01/53	1.79
Fannie Mae Pool, 6.000% 12/01/53	1.78
Fannie Mae Pool, 6.000% 07/01/53	1.75
Ginnie Mae II Pool, 6.500% 07/20/54	1.71
Freddie Mac Pool, 5.500% 08/01/53	1.64
Ginnie Mae II Pool, 6.500% 08/20/54	1.50

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Integrity Short Term Government Fund Class I / MDSIX	This semi-annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2024 through January 31, 2025
SEMI-ANNUAL SHAREHOLDER REPORT The Integrity Funds January 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$28.15	0.55%

^Annualized

What are some key Fund statistics?

(as of January 31, 2025)

Total Net Assets (Millions)	$27
Number of Holdings	144
Annual Portfolio Turnover	77%

   What did the Fund invest in?

    (as of January 31, 2025)

Sectors	% Net Assets
Mortgage Backed Securities	90.2
U.S. Government Note/Bonds	8.5
Cash Equivalents and Other	1.3

Top 10 Holdings	% Net Assets
United States Treasury, 4.625% 06/30/26	8.51
Ginnie Mae II Pool, 6.500% 09/20/54	1.88
Fannie Mae Pool, 5.500% 03/01/53	1.86
Freddie Mac Pool, 6.000% 09/01/53	1.83
Freddie Mac Pool, 5.500% 02/01/53	1.79
Fannie Mae Pool, 6.000% 12/01/53	1.78
Fannie Mae Pool, 6.000% 07/01/53	1.75
Ginnie Mae II Pool, 6.500% 07/20/54	1.71
Freddie Mac Pool, 5.500% 08/01/53	1.64
Ginnie Mae II Pool, 6.500% 08/20/54	1.50

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

See Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm

This information required by this Item is not required in a semi-annual report on this Form N-CSR.

The Integrity Funds | July 31, 2024

Schedule of Investments - January 31, 2025 (unaudited)

Integrity Dividend Harvest Fund

	Shares	Fair Value
COMMON STOCKS (94.9%)

Communication Services (3.7%)
AT&T Inc	250,000	$5,932,500
BCE Inc	150,000	3,568,500
Verizon Communications Inc	200,000	7,878,000
		17,379,000
Consumer Discretionary (5.9%)
Buckle Inc/The	50,000	2,380,500
Genuine Parts Co	55,000	6,393,750
Home Depot Inc/The	17,000	7,003,660
McDonald’s Corp	20,000	5,774,000
Starbucks Corp	55,000	5,922,400
		27,474,310
Consumer Staples (12.3%)
Altria Group Inc	150,000	7,834,500
British American Tobacco PLC ADR	151,000	5,985,640
Coca Cola Co/The	50,000	3,174,000
Kenvue Inc	300,000	6,387,000
Kimberly Clark Corp	50,000	6,498,500
PepsiCo Inc	70,000	10,548,300
Philip Morris International Inc	71,000	9,244,200
Procter & Gamble Co/The	18,000	2,987,820
Target Corp	32,000	4,413,120
		57,073,080
Energy (9.7%)
Coterra EnerCoterra Energy Inc	120,000	3,326,400
Chevron Corp	107,000	15,963,330
Enbridge Inc	100,000	4,324,000
Permian Resources Corp	360,000	5,274,000
Phillips 66	25,000	2,946,750
South Bow Corp	29,000	693,100
TransCanada Corp	280,000	12,614,000
		45,141,580
Financials (16.6%)
Bank of America Corp	150,000	6,945,000
Blackrock Inc	9,000	9,679,500
CME Group Inc	25,000	5,913,000
Citigroup Inc	135,000	10,993,050
JPMorgan Chase & Co	30,000	8,019,000
Morgan Stanley	95,000	13,150,850
Old Republic International Corp	200,000	7,316,000
Prudential Financial Inc	81,000	9,781,560
Unum Group	70,000	5,337,500
		77,135,460
Health Care (11.2%)
AbbVie Inc	110,000	20,229,000
Bristol Myers Squibb Co	210,000	12,379,500
Merck & Co Inc	100,000	9,882,000
Pfizer Inc	370,000	9,812,400
		52,302,900
Industrials (4.6%)
Illinois Tool Works Inc	17,000	4,405,720
Lockheed Martin Corp	12,000	5,555,400
Paychex Inc	43,000	6,349,810
United Parcel Service Inc	45,000	5,140,350
		21,451,280
Information Technology (16.6%)
Broadcom Inc	123,000	27,216,210
Corning Inc	250,000	13,020,000
Dell Technologies Inc	45,000	4,662,000
International Business Machines Corp	22,000	5,625,400
Lam Research Corp	67,000	5,430,350
QUALCOMM Inc	52,000	8,992,360
Skyworks Solutions Inc	55,000	4,881,800
Texas Instruments Inc	41,000	7,569,010
		77,397,130
Materials (1.7%)
Air Products & Chemicals Inc	15,000	5,028,900
LyondellBasell Industries NV	40,000	3,028,000
		8,056,900
Utilities (12.6%)
AES Corp/The	600,000	6,600,000
American Electric Power Co Inc	120,500	11,852,380
Entergy Corp	120,000	9,729,600
NextEra Energy Inc	300,000	21,468,000
Xcel Energy Inc	130,000	8,736,000
		58,385,980

TOTAL INVESTMENTS (Cost $367,243,486)		$441,797,620

OTHER ASSETS LESS LIABILITIES (5.1%)		$23,627,907

NET ASSETS (100.0%)		$465,425,527

PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Schedule of Investments - January 31, 2025 (unaudited)

Integrity Dividend Summit Fund

	Shares	Fair Value
COMMON STOCKS (94.0%)

Communication Services (15.0%)
AT&T Inc	22,000	$522,060
BCE Inc	6,000	142,740
Verizon Communications Inc	16,000	630,240
		1,295,040
Consumer Discretionary (6.2%)
Best Buy Co Inc	2,000	171,720
Buckle Inc/The	3,000	142,830
Wendy’s Co/The	8,000	118,640
Whirlpool Corp	1,000	105,010
		538,200
Consumer Staples (9.7%)
Altria Group Inc	5,250	274,208
British American Tobacco PLC ADR	6,500	257,660
Philip Morris International Inc	2,000	260,400
Walgreens Boots Alliance Inc	4,300	44,204
		836,472
Energy (17.4%)
Enbridge Inc	4,500	194,580
Pembina Pipeline Corp	1,400	50,554
Permian Resources Corp	11,000	161,150
Petroleo Brasileiro SA ADR	20,000	284,200
South Bow Corp	2,400	57,360
TransCanada Corp	12,000	540,600
Dorian LPG Ltd	9,000	216,360
		1,504,804
Financials (10.3%)
Citizens Financial Group Inc	3,000	142,710
Old Republic International Corp	6,000	219,480
T Rowe Price Group Inc	600	70,152
Prudential Financial Inc	500	60,380
Regions Financial Corp	6,000	147,840
US Bancorp	5,340	255,145
		895,707
Health Care (10.2%)
Bristol Myers Squibb Co	8,700	512,865
Pfizer Inc	14,000	371,280
		884,145
Industrials (1.3%)
United Parcel Service Inc	1,000	114,230
		114,230
Information Technology (2.8%)
International Business Machines Corp	200	51,140
Seagate Technology PLC	2,000	192,720
		243,860
Materials (9.6%)
BHP Group Ltd ADR	1,000	49,150
Dow Inc	9,000	351,450
Rio Tinto PLC ADR	3,400	205,394
LyondellBasell Industries NV	3,000	227,100
		833,094
Utilities (11.5%)
AES Corp/The	30,000	330,000
Dominion Resources Inc/VA	3,500	194,565
Eversource Energy	4,000	230,720
Exelon Corp	2,000	80,000
Portland General Electric Co	4,000	164,560
		999,845

TOTAL COMMON STOCKS (COST: $8,155,451)		$8,145,397
OTHER ASSETS LESS LIABILITIES (6.0%)		$524,456
NET ASSETS (100.0%)		$8,669,853

PLC - Public Limited Company

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Schedule of Investments - January 31, 2025 (unaudited)

Integrity Growth & Income Fund

	Shares	Fair Value
COMMON STOCKS (97.9%)

Communication Services (1.4%)
AT&T Inc	65,000	$1,542,450
		1,542,450
Consumer Discretionary (7.2%)
Home Depot Inc/The	6,000	2,471,880
Lowe’s Cos Inc	10,000	2,600,400
Starbucks Corp	25,000	2,692,000
		7,764,280
Consumer Staples (6.4%)
Kimberly Clark Corp	21,000	2,729,370
PepsiCo Inc	11,000	1,657,590
Target Corp	18,000	2,482,380
		6,869,340
Energy (1.9%)
Kinder Morgan Inc/DE	75,000	2,061,000
		2,061,000
Financials (19.9%)
Bank of America Corp	30,000	1,389,000
Blackrock Inc	3,000	3,226,500
JPMorgan Chase & Co	12,000	3,207,600
Mastercard Inc	7,000	3,888,010
PNC Financial Services Group Inc/The	10,000	2,009,500
S&P Global Inc	5,000	2,607,050
Visa Inc	15,000	5,127,000
		21,454,660
Health Care (6.1%)
*Edwards Lifesciences Corp	20,000	1,449,000
Thermo Fisher Scientific Inc	5,000	2,988,750
UnitedHealth Group Inc	4,000	2,169,960
		6,607,710
Industrials (11.7%)
Caterpillar Inc	4,000	1,485,760
Deere & Co	5,000	2,382,800
FedEx Corp	7,000	1,854,090
Waste Management Inc	13,000	2,863,380
Trane Technologies PLC	11,000	3,990,250
		12,576,280
Information Technology (35.4%)
*Advanced Micro Devices Inc	17,000	1,971,150
Apple Inc	21,000	4,956,000
Cisco Systems Inc	45,000	2,727,000
*Cloudflare Inc	21,000	2,906,400
Intuit Inc	5,000	3,007,550
KLA Tencor Corp	6,000	4,429,440
Lam Research Corp	40,000	3,242,000
Microsoft Corp	6,000	2,490,360
NVIDIA Corp	65,000	7,804,550
QUALCOMM Inc	20,000	3,458,600
*Monday.com Ltd	5,000	1,277,300
		38,270,350
Materials (3.4%)
Air Products & Chemicals Inc	11,000	3,687,860
		3,687,860
Utilities (4.5%)
Exelon Corp	60,000	2,400,000
NextEra Energy Inc	35,000	2,504,600
		4,904,600

TOTAL INVESTMENTS (Cost $52,249,953)		$105,738,530
OTHER ASSETS LESS LIABILITIES (2.1%)		$2,251,958
NET ASSETS (100.0%)		$107,990,488

*Non-income producing

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Schedule of Investments - January 31, 2025 (unaudited)

Integrity High Income Fund

	Principal	Fair
	Amount	Value
CORPORATE BONDS (94.6%)
Communication Services (15.3%)
Altice France SA/France - 144A 5.500% 01/15/2028	200,000	$161,961
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 100.000 12/01/2025	80,000	74,759
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 100.000 12/01/2025	17,000	15,398
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 100.000 08/01/2025	374,000	364,132
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 101.791 06/01/2025	198,000	191,383
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 03/01/2030 Callable @ 101.583 09/01/2025	475,000	439,986
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	495,000	454,595
* CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	308,000	273,296
CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 05/01/2032 Callable @ 102.250 05/01/2026	35,000	30,359
CSC Holdings LLC - 144A 6.500% 02/01/2029 Callable @ 102.167 02/01/2025	400,000	341,000
CSC Holdings LLC - 144A 5.750% 01/15/2030 Callable @ 101.917 01/15/2026	200,000	116,078
Cinemark USA Inc - 144A 5.250% 07/15/2028 Callable @ 101.313 07/15/2025	45,000	44,097
Cinemark USA Inc - 144A 7.000% 08/01/2032 Callable @ 103.500 08/01/2027	20,000	20,553
Clear Channel Outdoor Holdings Inc - 144A 9.000% 09/15/2028 Callable @ 104.500 09/15/2025	30,000	31,612
DIRECTV Holdings LLC / DIRECTV Financing Co Inc - 144A 5.875% 08/15/2027 Callable @ 101.469 08/15/2025	147,000	145,682
*DISH Network Corp - 144A 11.750% 11/15/2027 Callable @ 100.000 05/15/2025	237,000	250,245
(5) ECHOSTAR CORP PIK 6.750% 11/30/2030 Callable @ 102.000 11/30/2026 (6.750% PIK)	49,011	45,234
(5) ECHOSTAR CORP PIK 3.875% 11/30/2030 Callable @ 100.000 11/30/2027 (3.875% PIK)	29,251	34,021
EchoStar Corp 10.750% 11/30/2029 Callable @ 105.375 11/30/2026	75,000	80,878
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 100.000 10/15/2025	4,000	4,001
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 101.250 05/01/2025	195,000	193,200
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 101.688 05/01/2025	9,000	9,061
FRONTIER COMM HLDGS LLC 5.875% 11/01/2029 Callable @ 101.469 11/01/2025	14,737	14,689
Frontier Communications Holdings LLC - 144A 6.000% 01/15/2030 Callable @ 101.500 10/15/2025	27,000	27,096
Frontier Communications Holdings LLC - 144A 8.750% 05/15/2030 Callable @ 140.375 05/15/2025	49,000	51,778
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 100.000 05/15/2025	82,000	80,310
Gray Escrow II Inc - 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	44,000	26,235
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	168,000	102,047
Gray Television Inc - 144A 10.500% 07/15/2029 Callable @ 105.250 07/15/2026	195,000	204,121
iHeartCommunications Inc - 144A 9.125% 05/01/2029 Callable @ 103.000 12/20/2026	218,244	190,018
iHeartCommunications Inc - 144A 10.875% 05/01/2030 Callable @ 105.438 12/20/2026	195,591	134,412
iHeartCommunications Inc - 144A 7.750% 08/15/2030 Callable @ 105.813 12/20/2026	151,300	123,681
*Intelsat SA - 144A 6.500% 03/15/2030 Callable @ 100.000 03/15/2025	370,000	334,403
Level 3 Financing Inc - 144A 11.000% 11/15/2029 Callable @ 105.500 03/22/2027	25,000	28,342
Level 3 Financing Inc - 144A 4.875% 06/15/2029 Callable @ 102.313 03/22/2026	100,000	86,118
Level 3 Financing Inc - 144A 4.500% 04/01/2030 Callable @ 102.125 03/22/2026	45,000	37,258
Level 3 Financing Inc - 144A 3.875% 10/15/2030 Callable @ 101.813 03/22/2025	39,000	30,405
Live Nation Entertainment Inc - 144A 5.625% 03/15/2026	70,000	70,059
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 100.000 10/15/2025	165,000	161,750
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027	288,000	292,893
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 100.938 01/15/2026	47,000	44,856
Lumen Technologies Inc - 144A 5.375% 06/15/2029 Callable @ 101.344 06/15/2025	70,000	58,100
Lumen Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 100.000 02/15/2025	49,886	44,732
Lumen Technologies Inc - 144A 4.125% 04/15/2030 Callable @ 100.000 02/15/2025	109,665	96,116
Lumen Technologies Inc - 144A 4.125% 04/15/2030 Callable @ 100.000 02/15/2025	137,411	120,434
Mav Acquisition Corp - 144A 5.750% 08/01/2028 Callable @ 101.438 08/01/2025	80,000	78,741
Midas OpCo Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 101.406 08/15/2025	108,000	104,259
*Midcontinent Communications - 144A 8.000% 08/15/2032 Callable @ 104.000 08/15/2027	50,000	51,327
News Corp - 144A 3.875% 05/15/2029	97,000	90,601
News Corp - 144A 5.125% 02/15/2032 Callable @ 102.563 02/15/2027	40,000	38,196
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 100.000 11/01/2025	256,000	241,448
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 100.000 07/15/2025	169,000	166,752
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 5.000% 08/15/2027	5,000	4,918
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 4.625% 03/15/2030 Callable @ 102.313 03/15/2025	35,000	32,537
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 4.250% 01/15/2029 Callable @ 100.000 01/15/2026	8,000	7,493
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 7.375% 02/15/2031 Callable @ 103.688 11/15/2026	32,000	33,534
SBA Communications Corp 3.125% 02/01/2029 Callable @ 100.781 02/01/2025	58,000	52,775
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 100.000 07/15/2025	65,000	54,632
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 101.833 07/01/2025	234,000	227,890
Sirius XM Radio Inc - 144A 4.000% 07/15/2028 Callable @ 101.000 07/15/2025	154,000	144,082
Sirius XM Radio Inc - 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	70,000	60,301
TEGNA Inc 5.000% 09/15/2029 Callable @ 101.667 09/15/2025	40,000	37,681
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	11,829
United States Cellular Corp 6.700% 12/15/2033	75,000	80,235
Univision Communications Inc - 144A 7.375% 06/30/2030 Callable @ 103.688 06/30/2025	111,000	109,537
Univision Communications Inc - 144A 8.000% 08/15/2028 Callable @ 104.000 08/15/2025	73,000	74,629
		7,384,781
Consumer Discretionary (18.1%)
Acushnet Co - 144A 7.375% 10/15/2028 Callable @ 103.688 10/15/2025	19,000	19,733
Adient Global Holdings Ltd - 144A 7.000% 04/15/2028 Callable @ 103.500 04/15/2025	3,000	3,038
Adient Global Holdings Ltd - 144A 8.250% 04/15/2031 Callable @ 104.125 04/16/2026	97,000	100,643
# Adient Global Holdings Ltd - 144A 7.500% 02/15/2033 Callable @ 103.750 02/15/2028	48,000	48,000
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 101.958 06/01/2025	114,000	114,181
Amer Sports Co - 144A 6.750% 02/16/2031 Callable @ 103.375 02/16/2027	80,000	82,145
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 100.000 04/01/2025	88,000	88,111
American Axle & Manufacturing Inc 6.875% 07/01/2028	111,000	110,389
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 100.834 02/01/2025	145,000	142,123
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 100.000 03/01/2025	82,000	79,604
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	10,451
Asbury Automotive Group Inc - 144A 4.625% 11/15/2029 Callable @ 101.156 11/15/2025	60,000	57,071
Boyne USA Inc - 144A 4.750% 05/15/2029 Callable @ 101.188 05/15/2025	86,000	81,778
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	170,000	166,853
CD&R Smokey Buyer Inc / Radio Systems Corp - 144A 9.500% 10/15/2029 Callable @ 104.750 10/15/2026	70,000	69,719
Caesars Entertainment Inc - 144A 4.625% 10/15/2029 Callable @ 101.156 10/15/2025	89,000	84,049
Caesars Entertainment Inc - 144A 6.500% 02/15/2032 Callable @ 103.250 02/15/2027	54,000	54,743
Carnival Corp - 144A 7.625% 03/01/2026 Callable @ 100.000 03/01/2025	25,000	25,046
Carnival Corp - 144A 5.750% 03/01/2027 Callable @ 100.000 12/01/2026	76,000	76,175
Carnival Corp - 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	69,000	66,016
Carnival Corp - 144A 6.000% 05/01/2029 Callable @ 101.500 11/01/2025	29,000	29,061
Carnival Corp - 144A 10.500% 06/01/2030 Callable @ 105.250 06/01/2025	40,000	42,729
Carnival Corp - 144A 7.000% 08/15/2029 Callable @ 103.500 08/15/2026	29,000	30,399
# Carnival Corp - 144A 6.125% 02/15/2033 Callable @ 103.063 02/15/2028	90,000	90,349
Carnival Holdings Bermuda Ltd - 144A 10.375% 05/01/2028 Callable @ 105.188 05/01/2025	284,000	302,252
Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op 5.375% 04/15/2027 Callable @ 100.000 04/15/2025	40,000	39,847
Cedar Fair LP 5.250% 07/15/2029 Callable @ 101.750 07/15/2025	35,000	33,779
Clarios Global LP / Clarios US Finance Co - 144A 6.750% 05/15/2028 Callable @ 103.375 05/15/2025	57,000	58,048
Clarios Global LP / Clarios US Finance Co - 144A 6.750% 02/15/2030 Callable @ 103.375 02/15/2027	32,000	32,502
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027	231,000	225,049
Clear Channel Outdoor Holdings Inc - 144A 7.750% 04/15/2028 Callable @ 101.938 04/15/2025	194,000	180,816
Clear Channel Outdoor Holdings Inc - 144A 7.500% 06/01/2029 Callable @ 101.875 06/01/2025	98,000	87,241
(5) Cooper- 144A Standard Automotive Inc - 13.500% (4.500% PIK) 03/31/2027 Callable @ 104.500 01/31/2025	300,715	315,052
(5) Cooper- 144A Standard Automotive Inc - 5.625% (10.625% PIK) 05/15/2027 Callable @ 102.810 01/31/2025	180,842	154,411
Dana Inc 5.625% 06/15/2028 Callable @ 100.000 06/15/2025	67,000	66,511
DISH DBS Corp 7.750% 07/01/2026	193,000	168,675
DISH DBS Corp - 144A 5.250% 12/01/2026 Callable @ 100.000 06/01/2026	345,000	318,831
DISH DBS Corp - 144A 5.750% 12/01/2028 Callable @ 100.000 12/01/2027	65,000	56,313
Dornoch Debt Merger Sub Inc - 144A 6.625% 10/15/2029 Callable @ 101.656 10/15/2025	110,000	89,749
EMRLD Borrower LP / Emerald Co- 144A Issuer Inc - 6.750% 07/15/2031 Callable @ 103.375 07/15/2027	26,000	26,441
Caesars Entertainment Inc - 144A 8.125% 07/01/2027 Callable @ 100.000 07/01/2025	44,000	44,489
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	17,000	16,978
Gap Inc/The - 144A 3.625% 10/01/2029 Callable @ 100.906 10/01/2025	108,000	98,348
Garda World Security Corp - 144A 4.625% 02/15/2027 Callable @ 100.000 02/15/2025	30,000	29,409
Garda World Security Corp - 144A 6.000% 06/01/2029 Callable @ 101.500 06/01/2025	59,000	56,871
Garda World Security Corp - 144A 8.250% 08/01/2032 Callable @ 104.125 08/01/2027	60,000	61,731
Garda World Security Corp - 144A 8.375% 11/15/2032 Callable @ 104.188 11/15/2027	30,000	30,977
Wrangler Holdco Corp - 144A 6.625% 04/01/2032 Callable @ 103.313 04/01/2027	24,000	24,539
Goodyear Tire & Rubber Co/The 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	31,000	28,316
Goodyear Tire & Rubber Co/The 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	126,000	117,568
Goodyear Tire & Rubber Co/The 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	75,000	68,824
Group 1 Automotive Inc - 144A 6.375% 01/15/2030 Callable @ 103.188 07/15/2026	26,000	26,433
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	34,705
Hanesbrands Inc - 144A 9.000% 02/15/2031 Callable @ 104.500 02/15/2026	25,000	26,717
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	38,000	38,085
Hilton Domestic Operating Co Inc - 144A 5.875% 04/01/2029 Callable @ 102.938 04/01/2026	27,000	27,184
Hilton Domestic Operating Co Inc - 144A 6.125% 04/01/2032 Callable @ 103.063 04/01/2027	27,000	27,248
Hilton Domestic Operating Co Inc - 144A 5.875% 03/15/2033 Callable @ 102.938 03/15/2028	59,000	58,761
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 100.000 04/01/2025	78,000	77,474
Hughes Satellite Systems Corp 6.625% 08/01/2026	20,000	13,791
JELD- 144A WEN Inc - 7.000% 09/01/2032 Callable @ 103.500 09/01/2027	40,000	38,127
L Brands Inc 6.750% 07/01/2036	35,000	35,756
Bath & Body Works Inc - 144A 6.625% 10/01/2030 Callable @ 103.313 10/01/2025	30,000	30,596
MGM Resorts International 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	87,000	87,099
MGM Resorts International 6.500% 04/15/2032 Callable @ 103.250 04/15/2027	52,000	52,047
MGM Resorts International 6.125% 09/15/2029 Callable @ 103.063 09/15/2026	59,000	59,058
Marriott Ownership Resorts Inc - 144A 4.500% 06/15/2029 Callable @ 101.125 06/15/2025	21,000	19,791
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 100.000 12/15/2025	68,000	68,263
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	95,000	95,308
Newell Brands Inc 5.625% 04/01/2036 Callable @ 100.000 10/01/2035	65,000	66,522
Newell Brands Inc 6.375% 09/15/2027 Callable @ 100.000 06/15/2027	35,000	35,631
Newell Brands Inc 6.625% 09/15/2029 Callable @ 100.000 06/15/2029	29,000	29,758
Newell Brands Inc 6.625% 05/15/2032 Callable @ 100.000 02/15/2032	19,000	19,308
Newell Brands Inc 6.375% 05/15/2030 Callable @ 100.000 02/15/2030	28,000	28,293
Nordstrom Inc 4.375% 04/01/2030 Callable @ 100.000 01/01/2030	2,000	1,825
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 100.000 10/01/2025	72,000	71,693
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026	76,000	76,009
*Clarios Global LP / Clarios US Finance Co - 144A 8.500% 05/15/2027	164,000	164,875
*PetSmart Inc / PetSmart Finance Corp - 144A 4.750% 02/15/2028 Callable @ 101.188 02/15/2025	250,000	239,754
*Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 100.000 10/15/2025	180,000	176,275
Realogy Group LLC / Realogy Co- 144A Issuer Corp - 5.250% 04/15/2030 Callable @ 102.625 04/15/2025	117,000	90,622
Resideo Funding Inc - 144A 6.500% 07/15/2032 Callable @ 103.250 07/15/2027	64,000	64,588
Royal Caribbean Cruises Ltd - 144A 6.250% 03/15/2032 Callable @ 103.125 03/15/2027	48,000	48,839
Royal Caribbean Cruises Ltd - 144A 6.000% 02/01/2033 Callable @ 103.000 08/01/2027	63,000	63,497
Royal Caribbean Cruises Ltd - 144A 5.625% 09/30/2031 Callable @ 102.813 09/30/2027	52,000	51,633
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	77,000	68,369
Service Corp International/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	19,000	17,181
(5) Shutterfly Finance LLC - 144A 8.500% (4.250% PIK) 10/01/2027 Callable @ 100.000 06/09/2025	181,965	160,129
Shutterfly Finance LLC - 144A 9.750% 10/01/2027 Callable @ 100.000 06/09/2025	20,730	20,937
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 100.000 08/01/2025	158,000	155,176
Six Flags Entertainment Corp - 144A 7.250% 05/15/2031 Callable @ 103.625 05/15/2026	20,000	20,611
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025	35,000	35,055
Six Flags Entertainment Corp - 144A 6.625% 05/01/2032 Callable @ 103.313 05/01/2027	77,000	78,685
Sonic Automotive Inc - 144A 4.625% 11/15/2029 Callable @ 101.156 11/15/2025	112,000	105,531
Staples Inc - 144A 10.750% 09/01/2029 Callable @ 105.375 09/01/2026	190,000	186,307
Staples Inc - 144A 12.750% 01/15/2030 Callable @ 106.375 06/15/2027	87,863	68,644
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 100.000 02/15/2025	152,000	145,670
Superior Plus LP / Superior General Partner Inc - 144A 4.500% 03/15/2029 Callable @ 101.500 03/15/2025	56,000	51,609
Tempur Sealy International Inc - 144A 4.000% 04/15/2029 Callable @ 101.000 04/15/2025	154,000	143,360
Tempur Sealy International Inc - 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	29,901
US Foods Inc - 144A 4.750% 02/15/2029 Callable @ 101.188 02/15/2025	15,000	14,508
US Foods Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	68,000	64,350
Vail Resorts Inc - 144A 6.500% 05/15/2032 Callable @ 103.250 05/15/2027	38,000	38,578
VICI Properties LP / VICI Note Co Inc - 144A 4.250% 12/01/2026	113,000	111,206
*VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 101.514 12/01/2025	118,000	113,381
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	41,906
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	14,836
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 100.000 04/15/2025	100,000	99,717
Wand NewCo 3 Inc - 144A 7.625% 01/30/2032 Callable @ 103.813 01/30/2027	47,000	48,706
Wayfair LLC - 144A 7.250% 10/31/2029 Callable @ 103.625 10/31/2026	28,000	28,576
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 100.813 09/15/2025	49,000	46,946
William Carter Co/The - 144A 5.625% 03/15/2027	85,000	84,721
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	24,862
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	218,000	211,303
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 6.250% 03/15/2033 Callable @ 103.125 09/15/2027	41,000	40,629
		8,722,928
Consumer Staples (3.8%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 100.000 08/15/2025	81,000	80,897
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 100.000 01/15/2026	130,000	127,704
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	30,000	28,839
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026	33,000	32,385
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 100.000 09/15/2025	122,000	112,243
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 100.000 01/01/2026	183,000	179,822
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	49,000	44,560
Central Garden & Pet Co - 144A 4.125% 04/30/2031 Callable @ 102.063 04/30/2026	8,000	7,181
Coty Inc - 144A 5.000% 04/15/2026 Callable @ 100.000 04/15/2025	18,000	17,954
HFC Prestige Products Inc/HFC Prestige International US LLC - 144A 4.750% 01/15/2029 Callable @ 101.188 01/15/2026	10,000	9,637
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 100.000 06/01/2025	140,000	138,141
Edgewell Personal Care Co - 144A 4.125% 04/01/2029 Callable @ 101.031 04/01/2025	25,000	23,410
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 100.000 06/15/2025	239,000	229,605
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 100.000 09/30/2025	88,000	82,293
Energizer Holdings Inc - 144A 6.500% 12/31/2027 Callable @ 101.625 08/31/2025	32,000	32,457
+^(3) ESC CB11A High Ridge DTD 3/22/2017 8.875% 3/15/2025	60,000	0
Lamb Weston Holdings Inc - 144A 4.125% 01/31/2030 Callable @ 102.063 01/31/2025	89,000	82,379
Performance Food Group Inc - 144A 5.500% 10/15/2027	100,000	99,463
Performance Food Group Inc - 144A 4.250% 08/01/2029 Callable @ 101.063 08/01/2025	90,000	84,642
Performance Food Group Inc - 144A 6.125% 09/15/2032 Callable @ 103.063 09/15/2027	26,000	26,074
Perrigo Finance Unlimited Co 6.125% 09/30/2032 Callable @ 103.063 09/30/2027	30,000	29,545
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 101.833 12/15/2025	51,000	49,942
Post Holdings Inc - 144A 4.625% 04/15/2030 Callable @ 102.313 04/15/2025	70,000	65,097
Post Holdings Inc - 144A 6.250% 02/15/2032 Callable @ 103.125 02/15/2027	26,000	26,044
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 100.000 10/15/2025	178,000	178,286
+^(3)(5) Rite Aid Corp DTD 8/1/2024 11.466% (11.466% PIK) 9/1/2031	28,372	11,888
+^(3)(5) Rite Aid Corp DTD 8/1/2024 15.000% (15.00% PIK) 9/1/2031	82,020	19,600
*+^(3)(5) Rite Aid Corp DTD 8/1/2024 15.000% (15.00% PIK) 9/1/2031	38,307	0
+^(3) RITE AID CO DTD 2/5/2020 7.500% 7/1/2025	104,000	0
*+^(3) RITE AID CO DTD 7/27/2020 8.000% 11/15/2026	175,000	0
+^(3) RITE AID CORP DTD 6/20/2024 8.000% 10/18/2024	79,094	0
Spectrum Brands Inc - 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	5,000	4,284
US Foods Inc - 144A 6.875% 09/15/2028 Callable @ 103.438 09/15/2025	24,000	24,642
+^(3) Rite Aid Corp DTD 8/1/2024 0.000% 9/1/2031	27,514	1,987
		1,851,001
Energy (13.2%)
Aethon United BR LP / Aethon United Finance Corp - 144A 7.500% 10/01/2029 Callable @ 103.750 10/01/2026	41,000	42,051
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 100.000 01/15/2026	79,000	80,586
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 102.542 02/01/2025	46,000	47,180
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 03/01/2027 Callable @ 100.000 03/01/2025	5,000	5,000
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 100.000 01/15/2026	95,000	94,696
Antero Midstream Partners LP - 144A 5.375% 06/15/2029 Callable @ 101.344 06/15/2025	96,000	93,861
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.875% 04/01/2027 Callable @ 100.000 04/01/2025	27,000	27,000
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.625% 09/01/2032 Callable @ 103.313 09/01/2027	39,000	39,537
Ascent Resources Utica Holdings LLC / ARU Finance Corp - 144A 8.250% 12/31/2028 Callable @ 102.063 02/01/2025	30,000	30,612
Ascent Resources Utica Holdings LLC / ARU Finance Corp - 144A 6.625% 10/15/2032 Callable @ 103.313 10/15/2027	30,000	30,250
Baytex Energy Corp - 144A 8.500% 04/30/2030 Callable @ 104.250 04/30/2026	105,000	108,207
Baytex Energy Corp - 144A 7.375% 03/15/2032 Callable @ 103.688 03/15/2027	52,000	51,256
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026	35,000	34,977
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.000% 07/15/2029 Callable @ 103.500 07/15/2026	30,000	30,819
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.250% 07/15/2032 Callable @ 103.625 07/15/2027	22,000	23,030
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	38,888
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	14,424
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	78,000	78,000
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	38,538
Buckeye Partners LP - 144A 6.750% 02/01/2030 Callable @ 103.375 02/01/2027	20,000	20,395
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 101.500 01/15/2026	31,000	30,743
CNX Resources Corp - 144A 7.375% 01/15/2031 Callable @ 103.688 01/15/2026	40,000	41,047
CNX Midstream Partners LP - 144A 4.750% 04/15/2030 Callable @ 102.375 04/15/2025	16,000	14,765
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 100.000 02/01/2025	40,000	40,012
(3) ESC CB Chesapeake Energy Corp DTD 10/5/2016 5.500% 9/15/2026	15,000	45
Civitas Resources Inc - 144A 8.375% 07/01/2028 Callable @ 104.188 07/01/2025	104,000	108,751
Civitas Resources Inc - 144A 8.750% 07/01/2031 Callable @ 104.375 07/01/2026	56,000	59,091
Civitas Resources Inc - 144A 8.625% 11/01/2030 Callable @ 104.313 11/01/2026	59,000	62,541
Comstock Resources Inc - 144A 6.750% 03/01/2029 Callable @ 102.250 03/01/2025	166,000	163,133
Comstock Resources Inc - 144A 5.875% 01/15/2030 Callable @ 101.958 01/15/2026	46,000	43,544
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 7.375% 02/01/2031 Callable @ 103.688 02/01/2026	25,000	26,199
DT Midstream Inc - 144A 4.125% 06/15/2029 Callable @ 101.031 06/15/2025	105,000	99,294
DT Midstream Inc - 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	33,302
Diamond Foreign Asset Co / Diamond Finance LLC - 144A 8.500% 10/01/2030 Callable @ 104.250 10/01/2026	62,000	64,638
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	25,512
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	41,000	39,531
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	54,000	51,422
EQM Midstream Partners LP - 144A 7.500% 06/01/2027 Callable @ 101.875 06/01/2025	65,000	66,626
EQM Midstream Partners LP - 144A 7.500% 06/01/2030 Callable @ 100.000 12/01/2029	36,000	38,777
Permian Resources Operating LLC - 144A 8.000% 04/15/2027 Callable @ 102.000 04/15/2025	40,000	40,944
Permian Resources Operating LLC - 144A 9.875% 07/15/2031 Callable @ 104.938 07/15/2026	90,000	99,138
Encino Acquisition Partners Holdings LLC - 144A 8.500% 05/01/2028 Callable @ 102.125 05/01/2025	125,000	128,489
Encino Acquisition Partners Holdings LLC - 144A 8.750% 05/01/2031 Callable @ 104.375 05/01/2027	60,000	63,799
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	24,907
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 100.000 10/15/2025	168,000	158,569
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 101.938 02/01/2025	76,000	76,958
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 102.000 10/15/2025	14,000	14,250
Genesis Energy LP / Genesis Energy Finance Corp 8.875% 04/15/2030 Callable @ 104.438 04/15/2026	38,000	39,404
Genesis Energy LP / Genesis Energy Finance Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2026	19,000	19,449
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 05/15/2032 Callable @ 103.938 05/15/2027	30,000	30,078
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 05/15/2033 Callable @ 104.000 05/15/2028	20,000	20,039
Global Infrastructure Solutions Inc - 144A 5.625% 06/01/2029 Callable @ 101.406 06/01/2025	90,000	87,471
Global Infrastructure Solutions Inc - 144A 7.500% 04/15/2032 Callable @ 103.750 04/15/2027	50,000	49,680
Gulfport Energy Corp - 144A 6.750% 09/01/2029 Callable @ 103.375 09/01/2026	65,000	66,162
Harvest Midstream I LP - 144A 7.500% 05/15/2032 Callable @ 103.750 05/15/2027	35,000	36,436
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp - 144A 5.625% 02/15/2026	25,000	25,016
Hess Midstream Operations LP - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	47,000	43,974
Hess Midstream Operations LP - 144A 6.500% 06/01/2029 Callable @ 103.250 06/01/2026	38,000	38,772
Hess Midstream Operations LP - 144A 5.125% 06/15/2028 Callable @ 100.854 06/15/2025	55,000	54,176
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.250% 11/01/2028 Callable @ 101.042 11/01/2025	3,000	2,980
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.000% 04/15/2030 Callable @ 103.000 04/15/2025	29,000	28,125
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.250% 04/15/2032 Callable @ 103.125 05/15/2027	23,000	21,848
Hilcorp Energy I LP / Hilcorp Finance Co - 144A 6.875% 05/15/2034 Callable @ 103.438 05/15/2029	5,000	4,825
Howard Midstream Energy Partners LLC - 144A 8.875% 07/15/2028 Callable @ 100.000 07/15/2025	60,000	63,334
Howard Midstream Energy Partners LLC - 144A 7.375% 07/15/2032 Callable @ 103.688 07/15/2027	30,000	31,193
Crescent Energy Finance LLC - 144A 9.250% 02/15/2028 Callable @ 104.625 02/15/2025	124,000	129,905
Crescent Energy Finance LLC - 144A 7.625% 04/01/2032 Callable @ 103.813 04/01/2027	64,000	64,460
Crescent Energy Finance LLC - 144A 7.375% 01/15/2033 Callable @ 103.688 07/15/2027	45,000	44,926
Kinetik Holdings LP - 144A 5.875% 06/15/2030 Callable @ 102.938 06/15/2025	35,000	34,768
Kinetik Holdings LP - 144A 6.625% 12/15/2028 Callable @ 103.313 12/15/2025	13,000	13,310
Kodiak Gas Services LLC - 144A 7.250% 02/15/2029 Callable @ 103.625 02/15/2026	42,000	43,232
Vital Energy Inc - 144A 7.875% 04/15/2032 Callable @ 103.938 04/15/2027	46,000	45,452
Matador Resources Co - 144A 6.500% 04/15/2032 Callable @ 103.250 04/15/2027	38,000	38,124
Matador Resources Co - 144A 6.250% 04/15/2033 Callable @ 103.125 04/15/2028	60,000	59,151
NGL Energy Partners LP - 144A 8.125% 02/15/2029 Callable @ 104.063 02/15/2026	44,000	45,150
NGL Energy Partners LP - 144A 8.375% 02/15/2032 Callable @ 104.188 02/15/2027	46,000	47,334
NRG Energy Inc 5.750% 01/15/2028 Callable @ 100.000 01/15/2026	58,000	58,107
NRG Energy Inc - 144A 5.250% 06/15/2029 Callable @ 101.750 06/15/2025	89,000	86,831
NRG Energy Inc - 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	4,000	3,516
Noble Finance II LLC - 144A 8.000% 04/15/2030 Callable @ 104.000 04/15/2026	39,000	39,676
Northriver Midstream Finance LP - 144A 6.750% 07/15/2032 Callable @ 103.375 07/15/2027	33,000	33,776
NuStar Logistics LP 5.625% 04/28/2027	30,000	30,021
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	50,305
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	21,039
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	81,000	82,538
Oasis Petroleum Inc - 144A 6.375% 06/01/2026 Callable @ 100.000 06/01/2025	106,000	106,085
Permian Resources Operating LLC - 144A 7.000% 01/15/2032 Callable @ 103.500 01/15/2027	54,000	55,460
Permian Resources Operating LLC - 144A 6.250% 02/01/2033 Callable @ 103.125 08/01/2027	42,000	42,120
Prairie Acquiror LP - 144A 9.000% 08/01/2029 Callable @ 104.500 02/01/2026	27,000	27,928
Precision Drilling Corp - 144A 7.125% 01/15/2026	45,000	45,108
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	75,000	74,908
Range Resources Corp 8.250% 01/15/2029 Callable @ 101.375 01/15/2026	75,000	77,177
SM Energy Co 6.750% 09/15/2026	115,000	115,024
SM Energy Co 6.625% 01/15/2027	50,000	49,967
SM Energy Co 6.500% 07/15/2028 Callable @ 101.625 07/15/2025	31,000	31,035
SM Energy Co - 144A 6.750% 08/01/2029 Callable @ 103.375 08/01/2026	45,000	45,025
SM Energy Co - 144A 7.000% 08/01/2032 Callable @ 103.500 08/01/2027	38,000	37,956
Southwestern Energy Co 5.375% 02/01/2029 Callable @ 101.344 02/01/2025	6,000	5,929
Southwestern Energy Co 5.375% 03/15/2030 Callable @ 102.688 03/15/2025	117,000	114,941
Southwestern Energy Co 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	12,000	11,200
Sunoco LP - 144A 7.000% 05/01/2029 Callable @ 103.500 05/01/2026	25,000	25,847
*Sunoco LP / Sunoco Finance Corp 4.500% 05/15/2029 Callable @ 101.500 05/15/2025	119,000	113,517
Sunoco LP / Sunoco Finance Corp 4.500% 04/30/2030 Callable @ 102.250 04/30/2025	65,000	61,188
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 100.000 01/15/2026	15,000	14,677
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 03/01/2027 Callable @ 100.000 03/01/2025	40,000	39,823
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	55,000	53,101
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	67,365
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.375% 02/15/2029 Callable @ 103.688 02/15/2026	32,000	32,591
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 100.000 07/15/2025	108,000	108,694
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 101.146 01/15/2026	38,000	38,828
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	15,031
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	67,848
Transocean Inc - 144A 8.750% 02/15/2030 Callable @ 104.375 02/15/2026	22,950	23,937
Transocean Inc - 144A 8.250% 05/15/2029 Callable @ 104.125 05/15/2026	55,000	55,216
Transocean Titan Financing Ltd - 144A 8.375% 02/01/2028 Callable @ 104.188 02/01/2025	17,000	17,420
Valaris Ltd - 144A 8.375% 04/30/2030 Callable @ 104.188 04/30/2026	35,000	35,945
Venture Global LNG Inc - 144A 8.125% 06/01/2028 Callable @ 104.063 06/01/2025	113,000	118,088
Venture Global LNG Inc - 144A 8.375% 06/01/2031 Callable @ 104.188 06/01/2026	15,000	15,789
Venture Global LNG Inc - 144A 9.500% 02/01/2029 Callable @ 100.000 11/01/2028	25,000	27,902
Venture Global LNG Inc - 144A 9.875% 02/01/2032 Callable @ 104.938 02/01/2027	40,000	44,029
Venture Global LNG Inc - 144A 7.000% 01/15/2030 Callable @ 103.500 01/15/2027	60,000	61,327
*Vine Energy Holdings LLC - 144A 6.750% 04/15/2029 Callable @ 101.688 04/15/2025	278,000	281,062
		6,339,005
Financials (5.4%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	239,883
(2) Citigroup Inc 5.95% Perpetual Maturity Callable @ 100.000 5/15/2025	10,000	9,996
Coinbase Global Inc - 144A 3.375% 10/01/2028 Callable @ 100.844 10/01/2025	20,000	18,096
Coinbase Global Inc - 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	17,303
*Ford Motor Credit Co LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	370,000	370,001
*Ford Motor Credit Co LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	197,388
*Ford Motor Credit Co LLC 4.000% 11/13/2030 Callable @ 100.000 08/13/2030	200,000	180,949
*Ford Motor Credit Co LLC 7.122% 11/07/2033 Callable @ 100.000 08/07/2033	200,000	208,989
*Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	400,000	399,332
Goat Holdco LLC - 144A 6.750% 02/01/2032 Callable @ 103.375 02/01/2028	24,000	23,997
LPL Holdings Inc - 144A 4.625% 11/15/2027	30,000	29,440
LPL Holdings Inc - 144A 4.000% 03/15/2029 Callable @ 101.000 03/15/2025	55,000	52,108
# MPT Operating Partnership LP / MPT Finance Corp - 144A 8.500% 02/15/2032 Callable @ 104.250 02/15/2028	35,000	34,549
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027	10,000	9,987
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 100.000 08/15/2025	103,000	101,144
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	24,569
Nationstar Mortgage Holdings Inc - 144A 5.750% 11/15/2031 Callable @ 102.875 11/15/2026	85,000	82,256
Nationstar MTG - 144A 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	36,000	37,122
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	16,128
OneMain Finance Corp 3.500% 01/15/2027 Callable @ 100.000 01/15/2026	20,000	19,243
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 100.000 03/01/2025	81,000	74,190
Raven Acquisition Holdings LLC - 144A 6.875% 11/15/2031 Callable @ 103.438 11/15/2027	47,000	46,905
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 2.875% 10/15/2026 Callable @ 100.000 10/15/2025	54,000	51,596
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	9,000	7,610
SFA Issuer LLC - 144A 11.000% 12/15/2029 Callable @ 105.500 12/15/2026	44,000	42,163
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc - 144A 6.750% 08/15/2032 Callable @ 103.375 08/15/2027	38,000	39,021
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	24,390
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	140,000	135,970
Block Inc - 144A 6.500% 05/15/2032 Callable @ 103.250 05/15/2027	106,000	108,345
Starwood Property Trust Inc - 144A 7.250% 04/01/2029 Callable @ 100.000 10/01/2028	17,000	17,546
		2,620,216
Health Care (8.6%)
Ardent Health Services Inc - 144A 5.750% 07/15/2029 Callable @ 101.438 07/15/2025	69,000	65,780
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 100.000 07/01/2025	87,000	85,119
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 100.000 10/15/2025	30,000	28,541
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 100.000 07/15/2025	151,000	145,956
Bausch + Lomb Corp - 144A 8.375% 10/01/2028 Callable @ 104.188 10/01/2025	15,000	15,678
Bausch Health Cos Inc - 144A 5.000% 01/30/2028	35,000	23,800
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 101.312 01/30/2026	146,000	77,380
Bausch Health Cos Inc - 144A 6.250% 02/15/2029 Callable @ 101.563 02/15/2025	80,000	49,474
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	18,900
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 101.250 02/15/2025	49,000	28,422
Bausch Health Cos Inc - 144A 4.875% 06/01/2028 Callable @ 101.219 06/01/2025	130,000	105,318
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 100.000 12/15/2025	24,000	23,305
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 100.000 01/15/2026	79,000	72,016
CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	78,000	63,675
CHS/Community Health Systems Inc - 144A 6.125% 04/01/2030 Callable @ 103.063 04/01/2025	23,000	15,101
CHS/Community Health Systems Inc - 144A 5.250% 05/15/2030 Callable @ 102.625 05/15/2025	150,000	128,108
CHS/Community Health Systems Inc - 144A 10.875% 01/15/2032 Callable @ 105.438 02/15/2027	58,000	59,713
Concentra Escrow Issuer Corp - 144A 6.875% 07/15/2032 Callable @ 103.438 07/15/2027	24,000	24,824
*DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	171,000	159,424
DaVita Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	110,000	96,878
DaVita Inc - 144A 6.875% 09/01/2032 Callable @ 103.438 09/01/2027	38,000	38,623
Elanco Animal Health Inc 6.400% 08/28/2028 Callable @ 100.000 05/28/2028	45,000	46,279
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 100.000 08/15/2025	27,000	22,783
Encompass Health Corp 4.500% 02/01/2028 Callable @ 100.000 02/01/2025	164,000	160,133
Encompass Health Corp 4.750% 02/01/2030 Callable @ 102.375 02/01/2025	20,000	19,242
Endo Finance Holdings Inc - 144A 8.500% 04/15/2031 Callable @ 104.250 04/15/2027	22,000	23,542
+^(3) ESC GCB144A ENDO DESIG DTD 3/25/2021 6.125%(0.750% PIK) 4/1/2029	30,000	0
(5) GLOBAL MEDICAL R - 144A 10.000% (1.250% PIK) 10/31/2028 Callable @ 101.000 10/31/2025	50,785	50,972
HealthSouth Corp 5.750% 09/15/2025	15,000	14,981
Hologic Inc - 144A 4.625% 02/01/2028 Callable @ 100.770 02/01/2025	100,000	97,819
*IQVIA Inc - 144A 5.000% 10/15/2026	200,000	199,175
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 14.750% 11/14/2028 Callable @ 100.000 11/14/2025	54,475	57,871
Medline Borrower LP/Medline Co- 144A Issuer Inc - 6.250% 04/01/2029 Callable @ 103.125 04/01/2026	88,000	89,449
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC - 144A 6.750% 04/01/2032 Callable @ 103.375 04/01/2027	48,000	48,585
*Mozart Debt Merger Sub Inc - 144A 3.875% 04/01/2029 Callable @ 100.969 10/01/2025	223,000	208,208
Mozart Debt Merger Sub Inc - 144A 5.250% 10/01/2029 Callable @ 101.313 10/01/2025	87,000	84,590
Organon Finance 1 LLC - 144A 4.125% 04/30/2028 Callable @ 101.031 04/30/2025	200,000	189,694
Owens & Minor Inc - 144A 4.500% 03/31/2029 Callable @ 101.125 03/31/2025	120,000	109,228
Owens & Minor Inc - 144A 6.625% 04/01/2030 Callable @ 103.313 04/01/2025	52,000	50,089
+^(3) ESC CB144A PAR PHARMAC DTD 3/28/2019 7.500% 4/1/2027	75,000	0
(5) Radiology Partners Inc - 144A 8.500% (3.500% PIK) 01/31/2029 Callable @ 102.000 07/01/2025	20,286	20,102
(5) Radiology Partners Inc - 144A 9.781% (9.871% PIK) 02/15/2030	49,392	46,614
Sotera Health Holdings LLC - 144A 7.375% 06/01/2031 Callable @ 103.688 06/01/2027	48,000	48,892
Surgery Center Holdings Inc - 144A 7.250% 04/15/2032 Callable @ 103.625 04/15/2027	54,000	53,869
Tenet Healthcare Corp 5.125% 11/01/2027	246,000	243,351
Tenet Healthcare Corp 6.125% 06/15/2030 Callable @ 103.063 06/15/2025	87,000	87,515
Tenet Healthcare Corp 6.250% 02/01/2027	92,000	92,188
Tenet Healthcare Corp 6.750% 05/15/2031 Callable @ 103.375 05/15/2026	166,000	169,937
*Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025	335,000	328,719
Bausch Health Americas Inc - 144A 9.250% 04/01/2026	219,000	212,134
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027	67,000	57,285
		4,159,281
Industrials (15.0%)
*ACCO Brands Corp - 144A 4.250% 03/15/2029 Callable @ 101.063 03/15/2025	180,000	166,413
ADT Security Corp/The - 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	108,000	101,293
APi Escrow Corp - 144A 4.750% 10/15/2029 Callable @ 101.188 10/15/2025	37,000	35,104
APi Group DE Inc - 144A 4.125% 07/15/2029 Callable @ 101.031 07/15/2025	56,000	52,016
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 100.000 12/15/2025	49,000	45,785
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.500% 04/20/2026	165,452	165,358
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.750% 04/20/2029	160,000	159,599
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027	26,000	25,648
Allison Transmission Inc - 144A 4.750% 10/01/2027 Callable @ 100.000 10/01/2025	32,000	31,435
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	100,000	89,264
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027	50,000	49,282
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.375% 03/01/2029 Callable @ 101.344 03/01/2025	152,000	144,970
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 4.750% 04/01/2028 Callable @ 101.188 04/01/2025	70,000	66,286
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 8.000% 02/15/2031 Callable @ 104.000 11/15/2026	27,000	27,915
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 8.250% 01/15/2030 Callable @ 104.125 01/15/2026	86,000	88,826
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 100.000 06/30/2025	44,000	41,744
BWX Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 101.031 04/15/2025	98,000	92,276
Bombardier Inc - 144A 7.875% 04/15/2027	36,000	36,139
Bombardier Inc - 144A 8.750% 11/15/2030 Callable @ 104.375 11/15/2026	41,000	44,147
Bombardier Inc - 144A 7.250% 07/01/2031 Callable @ 103.625 07/01/2027	39,000	40,288
Bombardier Inc - 144A 7.000% 06/01/2032 Callable @ 103.500 06/01/2027	39,000	39,786
Brink’s Co/The - 144A 6.500% 06/15/2029 Callable @ 103.250 06/15/2026	21,000	21,414
Builders FirstSource Inc - 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	103,000	92,945
Builders FirstSource Inc - 144A 6.375% 06/15/2032 Callable @ 103.188 06/15/2027	69,000	69,933
Builders FirstSource Inc - 144A 6.375% 03/01/2034 Callable @ 103.188 03/01/2029	40,000	40,250
CVR Partners LP / CVR Nitrogen Finance Corp - 144A 6.125% 06/15/2028 Callable @ 101.531 06/15/2025	52,000	51,310
Chart Industries Inc - 144A 7.500% 01/01/2030 Callable @ 103.750 01/01/2026	104,000	108,858
Chart Industries Inc - 144A 9.500% 01/01/2031 Callable @ 104.750 01/01/2026	12,000	12,937
CoreCivic Inc 8.250% 04/15/2029 Callable @ 104.125 04/15/2026	90,000	95,166
Dun & Bradstreet Corp/The - 144A 5.000% 12/15/2029 Callable @ 101.250 12/15/2025	23,000	22,370
Dycom Industries Inc - 144A 4.500% 04/15/2029 Callable @ 101.125 04/15/2025	90,000	84,814
EnPro Industries Inc 5.750% 10/15/2026	66,000	65,821
EquipmentShare.com Inc - 144A 9.000% 05/15/2028 Callable @ 106.750 05/15/2025	131,000	138,072
EquipmentShare.com Inc - 144A 8.625% 05/15/2032 Callable @ 104.313 05/15/2027	17,000	18,121
EquipmentShare.com Inc - 144A 8.000% 03/15/2033 Callable @ 104.000 09/15/2027	29,000	30,148
Esab Corp - 144A 6.250% 04/15/2029 Callable @ 103.125 04/15/2026	43,000	43,593
First Student Bidco Inc / First Transit Parent Inc - 144A 4.000% 07/31/2029 Callable @ 101.000 07/31/2025	102,000	94,959
GEO Group Inc/The 8.625% 04/15/2029 Callable @ 104.313 04/15/2026	45,000	47,555
GFL Environmental Inc - 144A 5.125% 12/15/2026	75,000	74,751
GFL Environmental Inc - 144A 3.750% 08/01/2025	34,000	33,784
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 100.000 08/01/2025	85,000	80,956
GFL Environmental Inc - 144A 4.750% 06/15/2029 Callable @ 101.188 06/08/2025	45,000	43,363
GFL Environmental Inc - 144A 4.375% 08/15/2029 Callable @ 101.094 08/15/2025	39,000	36,865
GFL Environmental Inc - 144A 6.750% 01/15/2031 Callable @ 103.375 01/15/2027	30,000	31,114
Gates Corp/The - 144A 6.875% 07/01/2029 Callable @ 103.438 07/01/2026	20,000	20,461
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 100.000 08/15/2025	74,000	73,696
Griffon Corp 5.750% 03/01/2028 Callable @ 100.958 03/01/2025	135,000	133,850
Herc Holdings Inc - 144A 6.625% 06/15/2029 Callable @ 103.313 06/15/2026	48,000	49,073
Hertz Corp/The - 144A 4.625% 12/01/2026 Callable @ 100.000 12/01/2025	108,000	96,041
Hertz Corp/The - 144A 5.000% 12/01/2029 Callable @ 101.250 12/01/2025	220,000	158,878
Hertz Corp/The - 144A 12.625% 07/15/2029 Callable @ 106.313 07/15/2027	97,000	104,551
(3) ESC GCB Hertz Corp DTD 3/5/2013 6.250% 10/15/2022	25,000	1,750
(3) ESC 144A Hertz Corp DTD 9/22/2016 5.500% 10/15/2024	148,000	8,880
(3) ESC 144A Hertz Corp DTD 8/1/2019 7.125% 8/1/2026	80,000	16,800
(3) ESC 144A Hertz Corp DTD 11/25/2019 6.000% 1/15/2028	20,000	4,000
Hillenbrand Inc 6.250% 02/15/2029 Callable @ 103.125 02/15/2026	16,000	16,150
Iron Mountain Inc - 144A 4.875% 09/15/2027 Callable @ 100.000 09/15/2025	57,000	55,957
Iron Mountain Inc - 144A 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	42,000	38,649
Jeld- 144A Wen Inc - 4.875% 12/15/2027 Callable @ 100.000 12/15/2025	70,000	67,428
JetBlue Airways Corp / JetBlue Loyalty LP - 144A 9.875% 09/20/2031 Callable @ 104.938 08/27/2027	85,000	90,227
MIWD Holdco II LLC / MIWD Finance Corp - 144A 5.500% 02/01/2030 Callable @ 102.750 02/01/2025	49,000	46,669
*Madison IAQ LLC - 144A 4.125% 06/30/2028 Callable @ 101.031 06/30/2025	226,000	216,253
Madison IAQ LLC - 144A 5.875% 06/30/2029 Callable @ 101.469 06/30/2025	145,000	139,757
Masterbrand Inc - 144A 7.000% 07/15/2032 Callable @ 103.500 07/15/2027	30,000	30,671
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 100.000 06/30/2025	42,500	42,879
NESCO Holdings II Inc - 144A 5.500% 04/15/2029 Callable @ 101.375 04/15/2025	71,000	67,118
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 100.000 09/01/2025	63,000	61,666
Pike Corp - 144A 8.625% 01/31/2031 Callable @ 104.313 01/31/2027	20,000	21,327
Prime Security Services Borrower LLC / Prime Finance Inc - 144A 5.750% 04/15/2026	5,000	5,011
*Prime Security Services Borrower LLC / Prime Finance Inc - 144A 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	217,000	204,867
*ADT Security Corp/The - 144A 4.875% 07/15/2032	173,000	161,284
Regal Rexnord Corp 6.050% 02/15/2026	43,000	43,375
Regal Rexnord Corp 6.050% 04/15/2028 Callable @ 100.000 03/15/2028	85,000	86,602
Regal Rexnord Corp 6.300% 02/15/2030 Callable @ 100.000 12/15/2029	36,000	37,089
Regal Rexnord Corp 6.400% 04/15/2033 Callable @ 100.000 01/15/2033	50,000	51,827
Ritchie Bros Auctioneers Inc - 144A 6.750% 03/15/2028 Callable @ 103.375 03/15/2025	25,000	25,629
Ritchie Bros Auctioneers Inc - 144A 7.750% 03/15/2031 Callable @ 103.875 03/15/2026	17,000	17,907
Sensata Technologies BV - 144A 4.000% 04/15/2029 Callable @ 101.000 04/15/2025	50,000	46,279
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	15,889
Spirit AeroSystems Inc - 144A 9.375% 11/30/2029 Callable @ 104.688 11/30/2025	49,000	52,693
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	100,000	98,677
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 100.000 01/15/2026	202,000	196,598
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	69,000	60,412
Terex Corp - 144A 5.000% 05/15/2029 Callable @ 101.250 05/15/2025	108,000	104,099
Terex Corp - 144A 6.250% 10/15/2032 Callable @ 103.125 10/15/2027	49,000	48,498
TransDigm Inc - 144A 6.375% 03/01/2029 Callable @ 103.188 03/01/2026	106,000	107,077
TransDigm Inc - 144A 6.625% 03/01/2032 Callable @ 103.313 03/01/2027	64,000	65,104
TriMas Corp - 144A 4.125% 04/15/2029 Callable @ 101.031 04/15/2025	63,000	58,404
TriNet Group Inc - 144A 7.125% 08/15/2031 Callable @ 103.563 08/15/2026	48,000	49,270
Trinity Industries Inc - 144A 7.750% 07/15/2028 Callable @ 103.875 07/15/2025	60,000	62,415
Triton Water Holdings Inc - 144A 6.250% 04/01/2029 Callable @ 101.563 04/01/2025	137,000	136,014
Triumph Group Inc - 144A 9.000% 03/15/2028 Callable @ 104.500 03/15/2025	24,000	25,156
Uber Technologies Inc - 144A 7.500% 09/15/2027 Callable @ 100.000 09/15/2025	47,000	47,759
United Airlines Inc - 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	82,000	80,830
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 100.000 01/15/2026	149,000	146,949
United Rentals Inc - 144A 6.125% 03/15/2034 Callable @ 103.063 03/15/2029	76,000	76,135
VistaJet Malta Finance PLC / Vista Management Holding Inc - 144A 9.500% 06/01/2028 Callable @ 104.750 06/01/2025	36,000	37,062
Wabash National Corp - 144A 4.500% 10/15/2028 Callable @ 101.125 10/15/2025	68,000	62,811
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 101.208 06/15/2025	200,000	203,789
WESCO Distribution Inc - 144A 6.375% 03/15/2029 Callable @ 103.188 03/15/2026	101,000	102,837
WESCO Distribution Inc - 144A 6.625% 03/15/2032 Callable @ 103.313 03/15/2027	35,000	35,791
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 100.000 10/15/2025	19,000	19,022
Williams Scotsman Inc - 144A 7.375% 10/01/2031 Callable @ 103.688 10/01/2026	57,000	59,596
Williams Scotsman Inc - 144A 6.625% 06/15/2029 Callable @ 103.313 06/15/2026	24,000	24,590
(3)(4)Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 100.000 11/15/2025	20,000	400
(3)(4)Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 100.000 11/15/2025	109,000	45,780
(3)(4)Wolverine Escrow LLC - 144A 8.500% 11/15/2024	5,000	200
XPO Inc 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	35,000	36,124
XPO Inc - 144A 6.250% 06/01/2028 Callable @ 103.125 06/01/2025	45,000	45,612
		7,230,867
Information Technology (5.8%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026	89,000	89,026
Ahead DB Holdings LLC - 144A 6.625% 05/01/2028 Callable @ 101.656 05/01/2025	102,000	100,916
Clarivate Science Holdings Corp - 144A 3.875% 06/30/2028 Callable @ 100.969 06/30/2025	40,000	37,686
Clarivate Science Holdings Corp - 144A 4.875% 06/30/2029 Callable @ 101.219 06/30/2025	89,000	83,515
CommScope Inc - 144A 4.750% 09/01/2029 Callable @ 101.188 09/01/2025	118,000	105,041
CommScope Technologies LLC - 144A 5.000% 03/15/2027 Callable @ 100.000 03/15/2025	5,000	4,505
CommScope Finance LLC - 144A 8.250% 03/01/2027	200,000	190,931
CommScope Finance LLC - 144A 6.000% 03/01/2026	161,000	161,000
Conduent Business Services LLC / Conduent State & Local Solutions Inc - 144A 6.000% 11/01/2029 Callable @ 101.500 11/01/2025	85,000	81,679
Diebold Nixdorf Inc - 144A 7.750% 03/31/2030 Callable @ 103.875 12/18/2026	18,000	18,633
*Emerald Debt Merger Sub LLC - 144A 6.625% 12/15/2030 Callable @ 103.313 06/15/2026	185,000	187,128
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 100.000 04/15/2025	56,000	53,927
Entegris Inc - 144A 3.625% 05/01/2029 Callable @ 101.813 05/01/2025	94,000	86,487
Entegris Escrow Corp - 144A 4.750% 04/15/2029 Callable @ 100.000 01/15/2029	53,000	51,146
Entegris Escrow Corp - 144A 5.950% 06/15/2030 Callable @ 102.975 06/15/2025	68,000	67,788
Gartner Inc - 144A 3.625% 06/15/2029 Callable @ 100.906 06/15/2025	30,000	28,101
Imola Merger Corp - 144A 4.750% 05/15/2029 Callable @ 101.188 05/15/2025	230,000	219,387
Insight Enterprises Inc - 144A 6.625% 05/15/2032 Callable @ 103.313 05/15/2027	21,000	21,357
Minerva Merger Sub Inc - 144A 6.500% 02/15/2030 Callable @ 103.250 02/15/2025	65,000	62,949
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	35,000	33,735
NCR Corp - 144A 5.125% 04/15/2029 Callable @ 101.281 04/15/2025	72,000	68,677
NCR Atleos Escrow Corp - 144A 9.500% 04/01/2029 Callable @ 104.750 10/01/2026	92,000	100,382
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 100.000 09/01/2025	118,000	111,292
RingCentral Inc - 144A 8.500% 08/15/2030 Callable @ 104.250 08/15/2026	71,000	75,324
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 100.000 03/30/2025	225,000	224,419
Seagate HDD Cayman 8.250% 12/15/2029 Callable @ 104.125 07/15/2026	46,000	49,339
Seagate HDD Cayman 8.500% 07/15/2031 Callable @ 104.250 07/15/2026	12,000	12,846
Sinclair Television Group Inc - 144A 5.125% 02/15/2027	20,000	18,906
# Sinclair Television Group Inc - 144A 8.125% 02/15/2033 Callable @ 104.063 02/15/2028	18,000	18,137
Square Inc 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	185,000	164,691
Synaptics Inc - 144A 4.000% 06/15/2029 Callable @ 101.000 06/15/2025	40,000	36,787
II- 144A VI Inc - 5.000% 12/15/2029 Callable @ 101.250 12/14/2025	181,000	174,286
Xerox Holdings Corp - 144A 8.875% 11/30/2029 Callable @ 104.438 11/30/2026	48,000	42,117
		2,782,140
Materials (6.9%)
Allegheny Technologies Inc 5.875% 12/01/2027	66,000	65,761
Allegheny Technologies Inc 4.875% 10/01/2029 Callable @ 101.219 10/01/2025	45,000	43,057
Allegheny Technologies Inc 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	21,771
ATI Inc 7.250% 08/15/2030 Callable @ 103.625 08/15/2026	43,000	44,564
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027	200,000	110,565
Avient Corp - 144A 7.125% 08/01/2030 Callable @ 103.563 08/01/2025	19,000	19,504
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV - 144A 4.750% 06/15/2027 Callable @ 100.000 06/15/2025	150,000	147,130
Berry Global Inc - 144A 4.500% 02/15/2026	15,000	14,874
Berry Global Escrow Corp - 144A 4.875% 07/15/2026	7,000	6,979
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 100.000 09/15/2025	91,000	91,688
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	9,489
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 100.000 07/15/2025	50,000	50,241
Carpenter Technology Corp 7.625% 03/15/2030 Callable @ 103.813 03/15/2025	17,000	17,569
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 100.958 11/15/2025	203,000	192,624
Chemours Co/The - 144A 4.625% 11/15/2029 Callable @ 101.156 11/15/2025	5,000	4,439
Chemours Co/The - 144A 8.000% 01/15/2033 Callable @ 104.000 01/15/2028	35,000	34,715
Cleveland- 144A Cliffs Inc - 4.625% 03/01/2029 Callable @ 101.156 03/01/2025	40,000	37,327
Cleveland- 144A Cliffs Inc - 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	26,328
Cleveland- 144A Cliffs Inc - 6.750% 04/15/2030 Callable @ 103.375 04/15/2026	45,000	44,798
Cleveland- 144A Cliffs Inc - 6.875% 11/01/2029 Callable @ 103.438 11/01/2026	59,000	59,194
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 100.000 09/01/2025	100,000	95,483
INEOS Finance PLC - 144A 7.500% 04/15/2029 Callable @ 103.750 04/15/2026	200,000	203,949
Kaiser Aluminum Corp - 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	26,953
Knife River Holding Co - 144A 7.750% 05/01/2031 Callable @ 103.875 05/01/2026	60,000	62,722
Mauser Packaging Solutions Holding Co - 144A 9.250% 04/15/2027 Callable @ 102.312 04/15/2025	105,000	106,971
Mauser Packaging Solutions Holding Co - 144A 7.875% 04/15/2027 Callable @ 103.938 02/15/2025	291,000	296,517
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	20,000	19,652
NOVA Chemicals Corp - 144A 4.250% 05/15/2029 Callable @ 101.063 05/15/2025	111,000	101,403
NOVA Chemicals Corp - 144A 8.500% 11/15/2028 Callable @ 104.250 11/15/2025	42,000	44,613
NOVA Chemicals Corp - 144A 9.000% 02/15/2030 Callable @ 104.500 08/15/2026	44,000	46,770
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 101.583 01/30/2026	45,000	42,274
NOVELIS CORP - 144A 6.875% 01/30/2030 Callable @ 103.438 01/30/2027	14,000	14,334
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	68,000	68,224
# QUIKRETE HOLDING - 144A 03/01/2032 Callable @ 100.000 03/01/2028	212,000	212,000
Scotts Miracle Gro Co/The 5.250% 12/15/2026	135,000	133,905
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 101.500 10/15/2025	14,000	13,156
Scotts Miracle Gro Co/The 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	50,021
Scotts Miracle Gro Co/The 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	106,000	94,077
Standard Industries Inc/NJ - 144A 6.500% 07/30/2032 Callable @ 103.250 08/15/2027	52,000	52,525
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 100.000 07/15/2025	54,000	54,634
Summit Materials LLC / Summit Materials Finance Corp - 144A 7.250% 01/15/2031 Callable @ 103.625 01/15/2027	24,000	25,890
(5) TRIN LUX/TRIN NA PIK - 144A 7.625% 05/03/2029 (7.625% PIK)	124,100	94,316
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026	200,000	199,006
United States Steel Corp 6.875% 03/01/2029 Callable @ 101.719 03/01/2025	4,000	4,053
WR Grace Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 101.406 08/15/2025	98,000	91,609
WR Grace & Co- 144A Conn - 4.875% 06/15/2027 Callable @ 100.000 06/15/2025	124,000	121,213
		3,318,887
Real Estate (0.9%)
Iron Mountain Inc - 144A 5.000% 07/15/2028 Callable @ 100.000 07/15/2025	7,000	6,824
Iron Mountain Inc - 144A 5.250% 07/15/2030 Callable @ 102.625 07/15/2025	100,000	96,403
Iron Mountain Inc - 144A 6.250% 01/15/2033 Callable @ 103.125 12/06/2027	54,000	54,222
Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	17,720
RHP Hotel Properties LP / RHP Finance Corp - 144A 4.500% 02/15/2029 Callable @ 101.500 02/15/2025	163,000	155,409
RHP Hotel Properties LP / RHP Finance Corp - 144A 7.250% 07/15/2028 Callable @ 103.625 07/15/2025	19,000	19,699
RHP Hotel Properties LP / RHP Finance Corp - 144A 6.500% 04/01/2032 Callable @ 103.250 04/01/2027	65,000	65,491
		415,768
Utilities (1.6%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	85,000	84,371
AmeriGas Partners LP / AmeriGas Finance Corp - 144A 9.375% 06/01/2028 Callable @ 104.688 06/01/2025	39,000	38,467
Calpine Corp - 144A 4.500% 02/15/2028 Callable @ 100.750 02/15/2025	15,000	14,553
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 101.156 02/01/2025	54,000	51,596
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	28,651
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 100.844 02/15/2025	68,000	62,182
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	15,858
NRG Energy Inc - 144A 7.000% 03/15/2033 Callable @ 100.000 12/15/2032	28,000	30,137
NRG Energy Inc - 144A 6.000% 02/01/2033 Callable @ 103.000 11/01/2027	46,000	44,944
PG&E Corp 5.000% 07/01/2028 Callable @ 100.833 07/01/2025	40,000	38,545
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	9,420
(2) VISTRA CORP - 144A 7.000% Perpetual Maturity Callable @ 100.000 12/15/2026	55,000	55,184
Vistra Operations Co LLC - 144A 5.625% 02/15/2027	122,000	121,993
Vistra Operations Co LLC - 144A 5.000% 07/31/2027	10,000	9,860
Vistra Operations Co LLC - 144A 4.375% 05/01/2029 Callable @ 101.094 05/01/2025	22,000	20,902
Vistra Operations Co LLC - 144A 7.750% 10/15/2031 Callable @ 103.875 10/15/2026	80,000	84,456
Vistra Operations Co LLC - 144A 6.875% 04/15/2032 Callable @ 103.438 04/15/2027	42,000	43,251
		754,370
TOTAL CORPORATE BONDS (COST: $47,285,009)		$45,579,244

U.S. TREASURY NOTES (1.6%)

U.S. Treasury Notes (1.6%)	Shares
United States Treasury Note/Bond 4.125% 10/31/2029	255,000	252,370
United States Treasury Note/Bond 4.250% 11/15/2034	505,000	492,454
U.S. TREASURY NOTES (COST: $749,675)		744,824

COMMON STOCKS (1.2%)

Communication Services (0.4%)	Shares
(3) Frontier Communications Parent Inc	1,519	54,319
(3) iHeartMedia Inc	1,902	4,222
+^INTELSAT EMERGENCE SA	3,888	126,603
		185,144
Consumer Discretionary (0.4%)
VICI Properties, Inc	6,754	201,067
(3) Clear Channel Outdoor Holdings	4,640	6,310
+^(3) MyTheresa Series B Common Shares	21,320	5,330
+^(1)(3) NMG Parent LLC	37	5,098
+^(3)NMG Escrow Equity	203	52
+^(3) CLAIRE’S STORES	58	58
		217,915
Consumer Staples (0.0%)
+^(3) RITE AID EQUITY	276	0
		0
Energy (0.0%)
Chesapeake Energy Corp	1	102
		102
Health Care (0.4%)
(3) Endo Lux Equity	1,570	41,448
^(3) ENVISION HEALTHCARE CORP	131	1,556
^(3) Mallinckrodt Equity	1,199	114,505
+^(1) International Oncology Care Inc	1,633	26,504
		184,013
Materials (0.0%)
+^(3) Venator Finance Sarl/ Venator Materials	12	4,575
		4,575
TOTAL COMMON STOCK (COST: 1,299,114)		$591,749

CONVERTIBLE PREFERRED STOCKS (0.3%)

Consumer Discretionary (0.3%)	Shares
+^(3) MYT HOLDING CO (144A Series A)	53,840	57,716
+^(3) CLAIRE’S CONVERTIBLE PREFERRED EQUITY	55	63,580
TOTAL CONVERTIBLE PREFERRED STOCK (COST: 75,999)		$121,296

WARRANTS (0.0%)
Communication Services (0.0%)
+^(3)ENTERCOM AUDACY INC SPECIAL WARRANT	194	3,686
+^(3)ENTERCOM AUDACY INC 2ND LIEN A	235	71
+^(3)ENTERCOM AUDACY INC 2ND LIEN B	39	12
		3,769

Consumer Discretionary (0.0%)	Shares
+^(3) NMG WARRANTS	690	7
		7
TOTAL WARRANTS (COST: $70,910)		$3,776

TOTAL INVESTMENTS IN SECURITIES (COST: 49,480,707)		$47,040,889

OTHER ASSETS LESS LIABILITIES (2.3%)		$1,119,078

NET ASSETS (100.0%)		$48,159,967

(1) All or a portion of the security is considered restricted at January 31, 2025. See Footnote 2.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2025.

(3) Non-income producing security.

(4) Issue is in default.

(5) Interest or dividend is partial paid-in-kind and partial cash. Rate paid in-kind is shown in parenthesis.

+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Footnote 3.

#When-issued purchase as of January 31, 2025.

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.

^ Deemed by management to be illiquid security.  Total fair value of illiquid securities amount to $442,830 representing 0.92% of net assets as of January 31, 2025.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $37,760,313 representing 78.4% of net assets as of January 31, 2025.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Schedule of Investments - January 31, 2025 (unaudited)

Integrity Mid-North American Resources Fund

	Shares	Fair Value
COMMON STOCKS (95.8%)

Consumer Discretionary (1.0%)
*Tesla Inc	3,000	$1,213,800
		1,213,800
Energy (73.7%)
*Antero Resources Corp	140,000	5,224,800
Baker Hughes a GE Co	132,000	6,095,760
Coterra EnerCoterra Energy Inc	170,000	4,712,400
Cheniere Energy Inc	39,000	8,722,350
ConocoPhillips	20,000	1,976,600
Diamondback Energy Inc	20,000	3,287,200
EQT Corp	110,000	5,623,200
Excelerate Energy Inc	100,000	2,987,000
Exxon Mobil Corp	60,000	6,409,800
*Gulfport Energy Corp	20,000	3,570,200
HollyFrontier Corp	40,000	1,443,200
Halliburton Co	30,000	780,600
Kodiak Gas Services Inc	70,000	3,274,600
*Par Pacific Holdings Inc	75,000	1,254,000
Patterson UTI Energy Inc	180,000	1,452,600
Pembina Pipeline Corp	90,000	3,249,900
Permian Resources Corp	410,000	6,006,500
Phillips 66	42,000	4,950,540
Schlumberger Ltd	80,000	3,222,400
Targa Resources Corp	26,000	5,116,800
TransCanada Corp	90,000	4,054,500
Tenaris SA ADR	60,000	2,260,800
Texas Pacific Land Corp	1,000	1,297,170
Valero Energy Corp	32,000	4,256,000
Weatherford International PLC	26,000	1,636,700
*Expro Group Holdings NV	80,000	1,010,400
		93,876,020
Industrials (6.4%)
*Array Technologies Inc	90,000	659,700
*Chart Industries Inc	10,000	2,115,900
*Generac Holdings Inc	5,000	746,650
*NEXTracker Inc	32,000	1,613,440
*Shoals Technologies Group Inc	215,000	1,027,700
Vertiv Holdings Co	17,000	1,989,340
		8,152,730
Information Technologies (3.2%)
*Enphase Energy Inc	20,000	1,245,600
*First Solar Inc	17,000	2,847,840
		4,093,440
Materials (1.7%)
Newmont Corp	50,000	2,136,000
		2,136,000
Utilities (9.8%)
Entergy Corp	52,000	4,216,160
NRG Energy Inc	30,000	3,073,200
Vistra Corp	19,000	3,192,570
Xcel Energy Inc	30,000	2,016,000
		12,497,930

TOTAL INVESTMENTS (Cost $105,753,783)		$121,969,920

OTHER ASSETS LESS LIABILITIES (4.2%)		$5,406,408

NET ASSETS (100.0%)		$127,376,328

*Non-income producing

PLC - Public Limited Company

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Schedule of Investments - January 31, 2025 (unaudited)

Integrity Short Term Government Fund

	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (90.2%)

Fannie Mae Pool (23.6%)
(a) FN 47935 4.91% 5/1/2027 (ECOFC + 1.254%)	276	$274
FN 252284 6.5% 1/1/2029	15,285	15,445
FN 555326 5.5% 4/1/2033	44,005	44,232
FN 745751 5.5% 9/1/2035	12,027	12,128
(a) FN 748375 7.027% 8/1/2033 (RFUCCT 1 Year + 1.201%)	481	484
FN DA0007 5.5% 9/1/2053	149,870	148,038
FN DA5011 6.5% 11/1/2053	207,123	214,507
FN BX0432 6% 11/1/2052	310,355	312,812
FN BX3957 6% 1/1/2053	30,976	31,408
FN BY1715 6% 5/1/2053	112,094	113,284
FN BY1788 6% 5/1/2053	206,028	207,582
FN BY3768 6.5% 7/1/2053	98,454	101,489
FN CA6065 3% 6/1/2050	124,786	104,302
FN CB5316 6% 12/1/2052	393,391	397,411
FN CB5525 6% 1/1/2053	369,021	372,757
FN CB5545 6.5% 1/1/2053	156,807	162,010
FN CB6762 6% 7/1/2053	85,117	85,873
FN FS3411 6% 1/1/2053	218,858	221,084
FN FS4041 5.5% 3/1/2053	501,572	497,508
FN FS4979 5.5% 5/1/2053	403,001	398,550
FN FS5206 6% 7/1/2053	463,265	468,423
FN FS6931 5.5% 1/1/2053	294,658	291,800
FN FS9447 6% 12/1/2053	472,454	476,005
FN 888073 5.5% 2/1/2035	8,116	8,175
FN MA3067 3.5% 7/1/2047	96,898	86,282
FN MA4908 6% 1/1/2043	332,342	336,988
FN MA4891 5.5% 12/1/2042	194,135	194,257
FN MA4935 6% 2/1/2043	127,286	129,077
FN MA5031 7% 4/1/2053	131,668	135,758
FN MA5107 5.5% 8/1/2053	218,261	215,919
FN MA5132 6% 8/1/2053	251,757	251,154
FN MA5522 6.5% 9/1/2054	276,056	281,003
		6,316,019
Fannie Mae Remics (6.2%)
FNR 2023-14 E 6% 6/25/2048	214,055	216,755
FNR 2024-24 AB 5.5% 8/25/2050	116,100	116,621
FNR 2025-4 D 5.5% 7/25/2052	340,000	338,061
(a) FNR 2006-33 CF 4.76546% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	299,736	297,620
(a) FNR 2007-54 EF 4.80546% 6/25/2037 ((SOFR 30 Day Average + 0.11448%) + 0.340%)	183,233	180,784
(a) FNR 2009-46 FB 5.16546% 6/25/2039 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	318,934	317,361
(a) FNR 2010-35 KF 4.96546% 4/25/2040 ((SOFR 30 Day Average + 0.11448%) + 0.500%)	188,903	188,974
		1,656,176
Fannie Mae-Aces (2.6%)
(b)(c) FNA 2019-M23 X2 0.26199% 2/25/2031	26,555,637	225,298
(b)(c) FNA 2019-M32 X2 1.10117% 10/25/2029	4,847,953	186,680
(b)(c) FNA 2020-M10 X6 1.38039% 8/25/2028	3,387,271	121,667
(b)(c) FNA 2020-M27 X 0.81675% 5/25/2050	4,169,499	168,698
		702,343
Freddie Mac Pool (20.5%)
FR SD2578 6% 3/1/2053	245,200	248,013
FR SD2284 6% 12/1/2052	146,533	148,644
FR SD3475 5.5% 8/1/2053	443,212	440,408
FR SD3518 5.5% 7/1/2053	268,097	265,579
FR SD3553 6% 7/1/2053	394,710	397,949
FR SD6337 6% 9/1/2054	292,536	295,796
FR SD8316 5.5% 4/1/2053	144,507	142,940
FR SD8332 6% 6/1/2053	280,654	283,188
FR SD8446 5.5% 7/1/2054	151,555	149,657
FR SD3846 6% 9/1/2053	484,608	489,828
FR SD4252 6.5% 10/1/2053	300,785	315,591
FR QF7098 5.5% 2/1/2053	483,852	479,139
FR QF6560 5.5% 1/1/2053	387,689	385,163
FR QF8178 6% 2/1/2053	135,060	136,980
FR QF8450 6% 3/1/2053	84,016	85,086
FR QG1921 6.5% 5/1/2053	163,368	168,981
FR QG6170 6% 7/1/2053	117,200	118,691
FR QG5777 6.5% 6/1/2053	89,237	91,768
FR QH1757 6.5% 10/1/2053	80,702	83,292
FR QS0276 6% 2/1/2033	168,645	173,148
FR RA6212 4% 10/1/2051	279,607	256,836
FR RB5221 6% 2/1/2043	326,901	331,499
		5,488,176
Freddie Mac Gold Pool (0.6%)
FG G01584 5% 8/1/2033	20,975	20,914
FG NB0014 3.5% 4/1/2049	148,580	133,637
FG H09207 6.5% 8/1/2038	8,192	8,296
		162,847
Freddie Mac Multifamily Structured Pass Through Certificates (2.6%)
(b) FHMS Q004 A2H 6.81327% 1/25/2046	92,378	91,996
(b)(c) FHMS K078 XAM 0.008561% 6/25/2028	33,580,000	76,394
(b) FHMS Q007 APT1 7.401726% 10/25/2047	17,864	17,853
(b)(c) FHMS K736 X1 1.279856% 7/25/2026	5,857,144	77,256
(b)(c) FHMS K738 X1 1.4889% 1/25/2027	1,768,731	39,768
(b)(c) FHMS K115 X1 1.319056% 6/25/2030	1,384,356	79,720
(b)(c) FHMS Q016 XPT1 0.981% 5/25/2026	2,959,759	30,796
(b)(c) FHMS K507 X1 0.086412% 9/25/2028	31,911,798	156,081
(b)(c) FHMS K514 X1 0.963603% 12/25/2028	3,788,429	126,064
		695,928
Freddie Mac REMICS (4.8%)
FHR 2344 ZD 6.5% 8/15/2031	5,540	5,716
(a) FHR 3843 F 4.85102% 4/15/2041 ((SOFR 30 Day Average + 0.11448%) + 0.330%)	251,547	250,814
(a) FHR 4238 FD 4.82102% 2/15/2042 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	310,734	310,088
FHR 5423 A 5% 11/25/2050	119,552	118,840
(a) FHR 2801 FG 4.97102% 7/15/2032 ((SOFR 30 Day Average + 0.11448%) + 0.450%)	319,007	318,450
(a) FHR 3117 TA 5.52102% 2/15/2036 ((SOFR 30 Day Average + 0.11448%) + 1.000%)	283,314	274,167
		1,278,075
FRESB Mortgage Trust (0.5%)
(a) FRESB 2016-SB13 A5H 5.34214% 1/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	91,376	90,778
(a) FRESB 2016-SB16 A5H 5.34214% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	57,088	56,626
		147,404
Ginnie Mae I Pool (0.0%)
GN 741854 4% 5/15/2025	1,138	1,135
		1,135
Ginnie Mae II Pool (9.3%)
G2 MA6402 4.5% 1/20/2050	8,017	7,498
G2 MA8681 6.5% 1/20/2053	261,281	264,532
G2 MA9781 6.5% 7/20/2054	450,138	458,919
G2 MA9853 6.5% 8/20/2054	394,153	401,912
G2 MA9896 7% 9/20/2054	199,356	202,412
G2 MA9174 7% 9/20/2053	65,273	67,004
G2 MA9478 7% 2/20/2054	172,415	175,473
G2 MA9908 6.5% 9/20/2054	494,009	504,167
G2 CR1853 7% 11/20/2052	30,144	30,918
G2 MB0094 6.5% 12/20/2054	374,245	381,941
		2,494,776
Government National Mortgage Association (19.3%)
(a) GNR 2015-H27 FA 5.38845% 9/20/2065 ((TSFR 1 Month Average + 0.11448%) + 0.750%)	159,266	159,138
(b)(c) GNR 2013-15 IO 0.58479% 8/16/2051	1,614,887	35,392
(b)(c) GNR 2013-33 IO 0.19288% 4/16/2054	5,430,641	13,376
(b)(c) GNR 2014-73 IO 0.40642% 4/16/2056	2,734,084	35,040
(b)(c) GNR 2015-130 IO 0.68966% 7/16/2057	1,313,354	41,510
(b)(c) GNR 2017-127 IO 0.54569% 2/16/2059	4,546,405	149,577
(b)(c) GNR 2017-143 IO 0.4699% 1/16/2059	2,579,028	66,794
(b)(c) GNR 2017-76 IO 0.77154% 12/16/2056	1,450,313	67,540
(b)(c) GNR 2017-28 IO 0.7012% 2/16/2057	1,825,250	68,505
(b)(c) GNR 2016-34 IO 0.86195% 1/16/2058	1,753,356	64,529
(b)(c) GNR 2016-52 IO 0.75015% 3/16/2058	3,512,074	126,582
(b)(c) GNR 2016-158 IO 0.74644% 6/16/2058	2,085,268	73,587
(b)(c) GNR 2016-94 IO 0.76868% 12/16/2057	5,170,339	159,846
(b)(c) GNR 2018-2 IO 0.70444% 12/16/2059	3,364,429	143,537
(b)(c) GNR 2019-7 IO 0.89766% 1/16/2061	5,350,493	340,265
(b)(c) GNR 2018-108 IA 0.67651% 8/16/2060	871,678	51,155
(b)(c) GNR 2018-119 IO 0.67877% 5/16/2060	644,788	35,352
(b)(c) GNR 2018-140 IO 0.70347% 7/16/2060	3,660,333	197,281
(b)(c) GNR 2020-40 IO 0.87512% 1/16/2062	1,612,907	94,960
(b)(c) GNR 2019-75 IO 0.85366% 12/16/2060	2,804,753	165,357
(b)(c) GNR 2020-132 IO 0.84938% 9/16/2062	1,468,291	91,689
(b)(c) GNR 2020-87 AI 1.86706% 5/16/2060	859,376	98,461
(b)(c) GNR 2020-121 IO 0.89303% 8/16/2060	943,290	59,034
(b)(c) GNR 2021-H11 IY 0.18479% 7/20/2071	2,562,003	81,497
(b)(c) GNR 2020-H19 SI 1.17767% 10/20/2070	739,668	19,425
(b)(c) GNR 2021-H06 YI 0.83748% 4/20/2071	1,700,523	87,193
(a) GNR 2021-H08 VF 5.5731% 4/20/2071 (SOFR 30 Day Average + 1.200%)	202,332	205,092
(b)(c) GNR 2021-63 IO 0.81541% 4/16/2061	4,093,437	245,107
(b)(c) GNR 2021-47 IO 0.99229% 3/16/2061	1,062,349	71,602
(b)(c) GNR 2020-168 IA 0.97913% 12/16/2062	1,046,879	75,378
(b)(c) GNR 2020-177 IO 0.8196% 6/16/2062	1,604,768	97,377
(b)(c) GNR 2020-190 IO 1.05046% 11/16/2062	1,796,961	135,106
(b)(c) GNR 2021-10 IO 0.98655% 5/16/2063	1,332,548	98,561
(b)(c) GNR 2021-14 IO 1.32814% 6/16/2063	2,603,434	239,625
(b)(c) GNR 2021-31 IO 0.94021% 1/16/2061	2,207,733	151,007
(b)(c) GNR 2021-37 IO 0.80177% 1/16/2061	1,640,718	94,902
(b)(c) GNR 2021-36 IO 1.28812% 3/16/2063	1,931,850	157,181
(b)(c) GNR 2021-150 IO 1.03216% 11/16/2063	1,012,643	77,646
(b)(c) GNR 2021-110 IO 0.87433% 11/16/2063	2,167,539	142,635
(b)(c) GNR 2021-208 IO 0.75776% 6/16/2064	3,761,472	204,444
(b)(c) GNR 2024-161 IO 0.74263% 6/16/2064	1,790,997	100,101
(b)(c) GNR 2024-179 XI 0.83036% 12/16/2066	3,293,331	242,906
(b)(c) GNR 2023-H02 IK 0.79613% 1/20/2073	1,027,209	68,127
(b)(c) GNR 2022-H07 IG 1.92362% 2/20/2072	1,094,165	41,969
(b)(c) GNR 2023-H16 GI 0.48056% 6/20/2073	2,009,308	92,538
(b)(c) GNR 2024-H07 IG 0.65867% 4/20/2074	1,680,074	99,426
		5,167,352
Seasoned Credit Risk Transfer Trust Series (0.2%)
SCRT 2020-3 M5TW 3% 5/25/2060	72,706	64,289
		64,289

TOTAL MORTGAGE BACKED SECURITIES (Cost: $24,530,864)		$24,174,520

U.S. GOVERNMENT TREASURY BILLS (8.5%)
United States Treasury 2-Year Note 4.625% 6/30/2026	2,270,000	2,281,439
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $2,280,687)		$2,281,439

TOTAL INVESTMENTS (Cost $26,811,551) (98.7%)		$26,455,959

OTHER ASSETS LESS LIABILITIES (1.3%)		$337,600

NET ASSETS (100.0%)		$26,793,559

(a) Variable rate security; the rate shown represents the rate at January 31, 2025. Coupon may be fixed for a period of time.

(b) Variable rate security; the rate shown represents the rate at January 31, 2025. The coupon is based on an underlying pool of loans.

(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.

SOFR - Secured Overnight Financing Rate

SOFR 30 Day Average - SOFR 30 Day Average, rate disclosed as of January 31, 2025, based on the last reset date of the security.

TSFR- Term SOFR

ECOFC - Enterprise 11th District COFI Replacement Index

1 Month ECOFC - 1 Month ECOFC rate disclosed as of January 31, 2025, based on the last reset date of the security.

11th District COFI Replacement Index rate disclosed as of January 31, 2025, based on the last reset date of the security.

RFUCCT1Y - 1 Year Refinitiv USD IBOR Consumer Cash Fallbacks

RFUCCT 1 Year -RFUCCT 1 Year rate disclosed as of January 31, 2025, based on the last reset date of the security

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Statements of Assets and Liabilities – as of January 31, 2025 (unaudited)

	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund
ASSETS
Investments in securities, at cost	$367,243,486	$8,155,451	$52,249,953

Investments in securities, at value	$441,797,620	$8,145,397	$105,738,530
Cash and cash equivalents	22,339,278	477,644	2,272,836
Receivable for Fund shares sold	739,403	0	28,266
Accrued dividends receivable	1,108,539	48,466	84,068
Accrued interest receivable	47,056	943	10,047
Receivable from affiliate	168,299	10,005	47,869
Prepaid expenses	54,810	500	1,916
Total assets	$466,255,005	$8,682,955	$108,183,532

LIABILITIES
Payable for Fund shares redeemed	$316,272	$0	$21,610
Trustees’ fees payable	3,436	0	0
Payable to affiliates	455,023	13,102	145,165
Accrued expenses	54,747	0	26,269
Total liabilities	$829,478	$13,102	$193,044

NET ASSETS	$465,425,527	$8,669,853	$107,990,488

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$389,442,757	$8,657,178	$54,391,852
Distributable earnings	75,982,770	12,675	53,598,636

NET ASSETS	$465,425,527	$8,669,853	$107,990,488

Net Assets - Class A	$137,696,949	$395,893	$63,397,429
Net Assets - Class C	$34,816,405	$54,850	$8,527,221
Net Assets - Class I	$292,912,173	$8,219,110	$36,065,838
Shares outstanding - Class A	7,284,311	36,594	617,123
Shares outstanding - Class C	1,860,028	5,000	85,992
Shares outstanding - Class I	15,481,122	762,666	350,378
Net asset value per share - Class A*	$18.90	$10.82	$102.73
Maximum sales charge - Class A	5.00%	5.00%	5.00%
Public offering price per share - Class A	$19.89	$11.39	$108.14
Net asset value per share - Class C*	$18.72	$10.97	$99.16
Net asset value per share - Class I	$18.92	$10.78	$102.93

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Statements of Assets and Liabilities (continued) – as of January 31, 2025 (unaudited)

	High Income Fund	MNA Resources Fund	Short Term Government Fund
ASSETS
Investments in securities, at cost	$49,480,707	$105,753,783		$26,811,551

Investments in securities, at value	$47,040,889	$121,969,920		$26,455,959
Cash and cash equivalents	907,259	5,626,937		317,402
Receivable for Fund shares sold	1,051	60,123		0
Accrued dividends receivable	0	55,660		0
Accrued interest receivable	778,528	15,942		187,386
Receivable from affiliate	23,544	1,164		6,531
Prepaid expenses	645	1,145		6,184
Total assets	$48,751,916	$127,730,891		$26,973,462

LIABILITIES
Payable for securities purchased	$412,605	$0		$149,749
Payable for Fund shares redeemed	45,898	171,559		1,264
Distributions payable	44,202	0		0
Trustees’ fees payable	671	1,851		0
Payable to affiliates	63,160	142,451		19,658
Accrued expenses	25,413	38,702		9,232
Total liabilities	$591,949	$354,563		$179,903

NET ASSETS	$48,159,967	$127,376,328		$26,793,559

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$52,017,081	$278,299,202		$36,309,686
Distributable earnings (accumulated losses)	(3,857,114)	(150,922,874)		(9,516,127)

NET ASSETS	$48,159,967	$127,376,328		$26,793,559

Net Assets - Class A	$23,555,599	$78,919,961		$213,481
Net Assets - Class C	$2,578,994	$3,561,104	$	N/A
Net Assets - Class I	$22,025,374	$44,895,263		$26,580,078
Shares outstanding - Class A	3,117,395	12,858,432		24,866
Shares outstanding - Class C	340,477	584,058		N/A
Shares outstanding - Class I	2,916,892	7,380,550		3,092,492
Net asset value per share - Class A*	$7.56	$6.14		$8.59
Maximum sales charge - Class A	4.25%	5.00%		2.00%
Public offering price per share - Class A	$7.90	$6.46		$8.77
Net asset value per share - Class C*	$7.57	$6.10		N/A
Net asset value per share - Class I	$7.55	$6.08		$8.60

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Statements of Operations – For the six months ended January 31, 2025 (unaudited)

	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $111,473, $5,847, and $0, respectively)	$8,098,427	$246,171	$778,298
Interest	257,618	7,368	72,052
Total investment income	$8,356,045	$253,539	$850,350

EXPENSES
Investment advisory fees	$1,582,417	$27,499	$530,333
Distribution (12b-1) fees - Class A	166,276	404	78,996
Distribution (12b-1) fees - Class C	168,910	283	41,590
Transfer agent fees	352,780	12,649	101,510
Administrative service fees	309,372	30,137	99,250
Professional fees	21,933	426	13,188
Reports to shareholders	14,876	204	9,240
License, fees, and registrations	14,250	5,340	22,550
Audit fees	35,245	2,861	12,986
Trustees’ fees	19,269	121	4,700
Transfer agent out-of-pockets	59,310	327	17,387
Custodian fees	17,380	604	7,437
Legal fees	8,967	59	3,757
Insurance expense	3,166	41	659
Total expenses	$2,774,151	$80,955	$943,583
Less expenses waived or reimbursed (See Note 7)	(959,278)	(61,072)	(297,935)
Total net expenses	$1,814,873	$19,883	$645,648

NET INVESTMENT INCOME (LOSS)	$6,541,172	$233,656	$204,702

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$10,471,510	$28,352	$547,563
Net change in unrealized appreciation (depreciation) of investments	10,794,439	(247,061)	6,904,787
Net realized and unrealized gain (loss) on investments	$21,265,949	$(218,709)	$7,452,350

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,807,121	$14,947	$7,657,052

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Statements of Operations (continued) – For the six months ended January 31, 2025 (unaudited)

	High Income Fund	MNA Resources Fund	Short Term Government Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $0, $34,738, and $0, respectively)	$33,344	$1,397,992	$0
Interest	1,606,191	95,126	546,074
Total investment income	$1,639,535	$1,493,118	$546,074

EXPENSES
Investment advisory fees	$210,757	$305,958	$32,250
Distribution (12b-1) fees - Class A	30,187	195,061	308
Distribution (12b-1) fees - Class C	16,542	20,804	N/A
Transfer agent fees	35,803	116,195	15,916
Administrative service fees	59,717	110,672	33,845
Professional fees	7,058	12,317	1,338
Reports to shareholders	3,495	4,875	0
License, fees, and registrations	11,725	15,910	0
Audit fees	7,630	10,944	4,838
Trustees’ fees	2,589	6,387	697
Transfer agent out-of-pockets	9,658	19,345	0
Custodian fees	1,588	7,920	8,120
Legal fees	1,226	2,810	363
Insurance expense	388	1,558	336
Tax expense	0	0	139
Total expenses	$398,363	$830,756	$98,150
Less expenses waived or reimbursed (See Note 7)	(160,015)	(5,605)	(38,578)
Total net expenses	$238,348	$825,151	$59,572

NET INVESTMENT INCOME (LOSS)	$1,401,187	$667,967	$486,502

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(52,564)	$9,454,455	$(124,054)
Net change in unrealized appreciation (depreciation) of investments	961,550	(1,742,943)	251,379
Net realized and unrealized gain (loss) on investments	$908,986	$7,711,512	$127,325

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,310,173	$8,379,479	$613,827

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Statements of Changes in Net Assets – For the six months ended January 31, 2025 (unaudited)

	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,541,172	$233,656	$204,702
Net realized gain (loss) from investment transactions	10,471,510	28,352	547,563
Net change in unrealized appreciation (depreciation) of investments	10,794,439	(247,061)	6,904,787
Net increase (decrease) in net assets resulting from operations	$27,807,121	$14,947	$7,657,052

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(9,462,787)	$(9,868)	$(1,397,020)
Distributions - Class C	(2,317,068)	(1,405)	(155,206)
Distributions - Class I	(19,253,792)	(227,406)	(862,509)
Total distributions	$(31,033,647)	$(238,679)	$(2,414,735)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$12,293,536	$221,458	$1,870,112
Proceeds from sale of shares - Class C	4,391,667	0	354,074
Proceeds from sale of shares - Class I	78,253,850	4,810,317	3,542,285
Proceeds from reinvested dividends - Class A	8,731,414	9,821.00	1,336,397
Proceeds from reinvested dividends - Class C	2,210,928	0	150,509
Proceeds from reinvested dividends - Class I	16,878,023	62,071	732,315
Cost of shares redeemed - Class A	(9,736,477)	(42,602.00)	(4,492,745)
Cost of shares redeemed - Class C	(3,605,854)	0	(341,790)
Cost of shares redeemed - Class I	(17,143,312)	(815,910.00)	(2,319,715)
Net increase (decrease) in net assets resulting from capital share transactions	$92,273,775	$4,245,155	$831,442

TOTAL INCREASE (DECREASE) IN NET ASSETS	$89,047,249	$4,021,423	$6,073,759
NET ASSETS, BEGINNING OF PERIOD	376,378,278	4,648,430	101,916,729
NET ASSETS, END OF PERIOD	$465,425,527	$8,669,853	$107,990,488

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Statements of Changes in Net Assets (continued) – For the six months ended January 31, 2025 (unaudited)

	High Income Fund	MNA Resources Fund	Short Term Government Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,401,187	$667,967	$486,502
Net realized gain (loss) from investment transactions	(52,564)	9,454,455	(124,054)
Net change in unrealized appreciation (depreciation) of investments	961,550	(1,742,943)	251,379
Net increase (decrease) in net assets resulting from operations	$2,310,173	$8,379,479	$613,827

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(674,108)	$(396,937)	$(4,873)
Distributions - Class C	(79,875)	(10,524)	N/A
Distributions - Class I	(646,403)	(304,359)	(472,044)
Total distributions	$(1,400,386)	$(711,820)	$(476,917)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,248,984	$2,338,360	$34,519
Proceeds from sale of shares - Class C	96,311	140,031	N/A
Proceeds from sale of shares - Class I	2,649,356	9,857,998	9,924,614
Proceeds from reinvested dividends - Class A	577,592	380,423	4,873
Proceeds from reinvested dividends - Class C	62,325	10,226	N/A
Proceeds from reinvested dividends - Class I	483,207	232,899	274,186
Cost of shares redeemed - Class A	(2,683,220)	(7,693,080)	(103,375)
Cost of shares redeemed - Class C	(1,077,771)	(1,290,164)	N/A
Cost of shares redeemed - Class I	(2,693,789)	(7,086,042)	(328,523)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,337,005)	$(3,109,349)	$9,806,294

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(427,218)	$4,558,310	$9,943,204
NET ASSETS, BEGINNING OF PERIOD	48,587,185	122,818,018	16,850,355
NET ASSETS, END OF PERIOD	$48,159,967	$127,376,328	$26,793,559

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Statements of Changes in Net Assets – For the year ended July 31, 2024

	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,400,653	$141,069	$688,926
Net realized gain (loss) from investment transactions	22,400,640	6,786	1,995,591
Net change in unrealized appreciation (depreciation) of investments	26,100,543	215,659	15,767,735
Net increase (decrease) in net assets resulting from operations	$58,901,836	$363,514	$18,452,252

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(3,519,134)	$(8,315)	$(1,198,403)
Distributions - Class C	(669,189)	(2,726)	(105,476)
Distributions - Class I	(6,217,307)	(130,047)	(668,374)
Total distributions	$(10,405,630)	$(141,088)	$(1,972,253)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$15,511,579	$198,969	$3,106,030
Proceeds from sale of shares - Class C	4,647,718	0	927,609
Proceeds from sale of shares - Class I	64,207,337	3,703,336	7,384,319
Proceeds from reinvested dividends - Class A	3,173,049	6,217	1,143,379
Proceeds from reinvested dividends - Class C	625,845	0	102,058
Proceeds from reinvested dividends - Class I	5,389,314	57,465	573,396
Cost of shares redeemed - Class A	(20,701,359)	(53,750)	(4,990,605)
Cost of shares redeemed - Class C	(5,316,276)	0	(627,061)
Cost of shares redeemed - Class I	(77,930,766)	(137,502)	(6,392,052)
Net increase (decrease) in net assets resulting from capital share transactions	$(10,393,559)	$3,774,735	$1,227,073

TOTAL INCREASE (DECREASE) IN NET ASSETS	$38,102,647	$3,997,161	$17,707,072
NET ASSETS, BEGINNING OF PERIOD	338,275,631	651,269	84,209,657
NET ASSETS, END OF PERIOD	$376,378,278	$4,648,430	$101,916,729

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Statements of Changes in Net Assets (continued) – For the year ended July 31, 2024

	High Income Fund	MNA Resources Fund	Short Term Government Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,590,742	$1,728,875	$604,034
Net realized gain (loss) from investment transactions	(473,559)	13,666,746	(706,714)
Net change in unrealized appreciation (depreciation) of investments	2,434,088	(3,826,640)	1,283,867
Net increase (decrease) in net assets resulting from operations	$4,551,271	$11,568,981	$1,181,187

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,262,542)	$(1,046,083)	$(10,167)
Distributions - Class C	(153,243)	(44,321)	N/A
Distributions - Class I	(1,200,909)	(741,898)	(623,535)
Total distributions	$(2,616,694)	$(1,832,302)	$(633,702)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,585,365	$2,929,527	$65,930
Proceeds from sale of shares - Class C	281,108	75,382	N/A
Proceeds from sale of shares - Class I	9,003,205	3,815,136	5,200,071
Proceeds from reinvested dividends - Class A	1,077,944	1,008,882	10,168
Proceeds from reinvested dividends - Class C	114,004	42,968	N/A
Proceeds from reinvested dividends - Class I	845,603	554,426	455,447
Cost of shares redeemed - Class A	(2,531,271)	(18,757,833)	(118,669)
Cost of shares redeemed - Class C	(453,834)	(2,629,708)	N/A
Cost of shares redeemed - Class I	(12,101,477)	(12,639,226)	(4,322,261)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,179,353)	$(25,600,446)	$1,290,686

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(244,776)	$(15,863,767)	$1,838,171
NET ASSETS, BEGINNING OF PERIOD	48,831,961	138,681,785	15,012,184
NET ASSETS, END OF PERIOD	$48,587,185	$122,818,018	$16,850,355

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Notes to Financial Statements (unaudited)

NOTE 1: Organization

The Integrity Funds (the “Trust”) was organized as a Delaware statutory trust on October 31, 1997 and commenced operations on October 31, 1997. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of six series (the “Funds”).

Integrity Dividend Harvest Fund (the “Dividend Harvest Fund”), a diversified fund, seeks to maximize total return by emphasizing high current income with long term appreciation as a secondary objective, consistent with preservation of capital. Integrity Dividend Summit Fund (the “Dividend Summit Fund”), a non-diversified fund, seeks to maximize qualified dividend income with long term appreciation as a secondary objective. Integrity Growth & Income Fund (the “Growth & Income Fund”), a diversified fund, seeks to provide long-term growth of capital with dividend income as a secondary objective. Integrity High Income Fund (the “High Income Fund”), a diversified fund, seeks to provide a high level of current income with capital appreciation as a secondary objective. Integrity Mid-North American Resources Fund (the “MNA Resources Fund”), a diversified fund, seeks to provide long-term capital appreciation. Integrity Short Term Government Fund (the “S-T Gov Fund”), a diversified fund, seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Each Fund in the Trust, except for S-T Gov Fund, currently offers Class A, C, and I shares. S-T Gov Fund offers Class A and I shares. The Class A shares of Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, High Income Fund, MNA Resources Fund and S-T Gov Fund are sold with an initial sales charge of 5.00%, 5.00%, 5.00%, 4.25%, 5.00% and 2.00%, respectively, and a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis. Class I shares are sold without a sales charge or distribution fee. The three classes of shares (two classes for S-T Gov Fund) represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which market quotations are available are valued as follows: (a) Listed securities are valued at the closing price obtained from the respective primary exchange on which the security is listed or, if there were no sales on that day, at its last reported current bid price; (b) Unlisted securities are valued at the last current bid price obtained from the National Association of Securities Dealers’ Automated Quotation System. The Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as: institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Valuation Designee using methods and procedures reviewed and approved by the Board of Trustees. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds, not traded on an exchange, are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in each Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge— For Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, MNA Resources Fund, and High Income Fund- Class A shares of $1 million investment or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). For Short Term Government Fund Class A – For investments of $200,000 or more, a 0.40% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The Integrity Funds | July 31, 2024

Investments in Class C shares (in any amount) may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended January 31, 2025, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on debt securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Gains and losses on principal payments of mortgage-backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and regulations. Dividend Harvest Fund, Dividend Summit Fund, and S-T Gov Fund will declare and pay dividends from net investment income monthly. MNA Resources Fund will declare and pay dividends from net investment income quarterly. Growth & Income Fund will declare and pay dividends from net investment income at least annually. The High Income Fund declares dividends from net investment income daily and pays such dividends monthly. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Capital gains, when available, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing treatments for capital loss carryforwards and losses due to wash sales. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) from operations during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The High Income Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, MNA Resources Fund and S-T Gov Fund use the relative net assets method to allocate income, fund-wide expenses, gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

Illiquid securities—A security may be considered to be illiquid if it has a limited trading market. Securities are generally considered to be liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. These securities are valued at fair value as described above. Each Fund intends to hold no more than 15% of its net assets in illiquid securities. Of the illiquid securities listed on the Schedules of Investments, the following securities are considered to be restricted as of January 31, 2025:

High Income Fund	Shares/Principal	Dates Acquired	Cost Basis	Fair Value
International Oncology Care Inc.	1,633	2/22/18	0	$26,504
NMG Parent LLC	37	9/25/20	0	$5,098

The Integrity Funds | July 31, 2024

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2025:

Dividend Harvest Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$441,797,620	$0	$0	$441,797,620
Total	$441,797,620	$0	$0	$441,797,620

Dividend Summit Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$8,145,397	$0	$0	$8,145,397
Total	$8,145,397	$0	$0	$8,145,397

Growth & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$105,738,530	$0	$0	$105,738,530
Total	$105,738,530	$0	$0	$105,738,530

High Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$0	$45,545,766	$33,477	$45,579,244
U.S. Treasury Notes	0	744,824	0	744,824
Common Stock	382,081	41,448	168,220	591,749
Convertible Preferred Stock	0	0	121,296	121,296
Warrants	0	0	3,776	3,776
Total	$382,081	$46,332,038	$326,770	$47,040,889

MNA Resources Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$121,969,920	$0	$0	$121,969,920
Total	$121,969,920	$0	$0	$121,969,920

ST Gov Fund	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$0	$24,174,520	$0	$24,174,520
U.S Government Notes/Bills	0	2,281,439	0	2,281,439
Total	$0	$26,455,959	$0	$26,455,959

*Level 3 corporate bonds for High Income Fund includes corporate bonds valued at zero.

Please refer to the Schedule of Investments for sector classification.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

The changes of the fair value of investments during the six months ended January 31, 2025, for which the Funds have used Level 3 inputs to determine the fair value are as followed:

High Income Fund	Balance as 7/31/2024	Transfers In/ Purchases*	Transfers Out/Sales**	Realized Gain/(Loss)	Change in unrealized appreciation/ depreciation	Balance as 1/31/2025	Net Changes in unrealized appreciation/ depreciation for Level 3 investments held on 1/31/2025
Common Stock	$289,768	$91,426	$(226,107)	$0	$13,133	$168,220	$(147,271)
Corporate Bonds	$119,121	$250,122	$(367,657)	$0	$31,891	$33,477	$(216,644)
Convertible Preferred Stock	$130,714	$0	$0	$0	($9,418)	$121,296	$(6,556)
Warrants	$6,900	$69,113	$0	$0	($72,237)	$3,776	$(72,238)

* There were no actual purchases that resulted in a Level 3 security for the six months ended January 31, 2025. Transfers into Level 3 resulted from the execution of corporate reorganizations of the issuers. Observable market data was unavailable for the securities.

** There were no actual sales out of Level 3 for the six months ended January 31, 2025. Common stock transfers from Level 3 into Level 2, in the amount of $226,107, occurred because observable market data became available for the securities. Corporate Bond transfers out of Level 3 resulted from the exchanges from corporate reorganizations of the issuers.

The Integrity Funds | July 31, 2024

	Fair Value at		Unobservable		Valuation from	Weighted
Asset Class	January 31, 2025	Valuation Technique	Inputs	Range	Input	Average
Common Stock	$141,717	Market Comparable Transaction	Broker Quote	$0.35 - $687.50	Decrease	$46.36	*
Common Stock	$26,503	Market Comparable Companies	EBITDA Multiple	4.75	Decrease	N/A
Corporate Bonds	$33,477	Market Comparable Companies	EBITDA Multiple, Recovery Rate	6.65 41.9%-23.9%	Decrease	N/A
Corporate Bonds	$0	Market Comparable Companies	Residual Value	$0.00 - $0.0001	Decrease	$0.00	*
Convertible Preferred Stock	$57,716	Market Comparable Transaction	Broker Quote	$1.07	Increase	N/A
Convertible Preferred Stock	$63,580	Market Comparable Companies	EBITDA Multiple	8.55	Increase	N/A
Warrants	$3,776	Market Comparable Transaction	Broker Quote	$0.30 - $19.00	Decrease	$18.56	*

*Unobservable inputs were weighted by the relative fair value of the investments.

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2025, were as follows:

	Dividend Harvest Fund	Dividend Summit Fund	Growth & Income Fund	High Income Fund	MNA Resources Fund	Short Term Government Fund
Purchases	$115,682,744	$5,193,378	$1,810,086	$6,387,288	$42,945,938	$18,962,113
Sales	$55,602,299	$1,379,984	$1,550,155	$6,722,406	$49,554,919	$8,554,939

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/2025	Dividend	Dividend	Growth	High	MNA
	Harvest	Summit	& Income	Income	Resources	S-T Gov
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	638,173	19,783	18,451	165,936	390,621	4,014
Shares issued from reinvestments	467,267	894	13,389	76,554	68,080	568
Shares redeemed	(503,795)	(3,982)	(44,268)	(355,286)	(1,305,980)	(12,030)
Net increase (decrease)	601,645	16,695	(12,428)	(112,796)	(847,279)	(7,448)

Class C
Shares sold	227,502	0	3,573	12,705	23,408	N/A
Shares issued from reinvestments	119,703	0	1,561	8,243	1,860	N/A
Shares redeemed	(187,950)	0	(3,528)	(142,740)	(213,763)	N/A
Net increase (decrease)	159,255	0	1,606	(121,792)	(188,495)	N/A

Class I
Shares sold	4,054,128	430,532	34,731	352,950	1,629,487	1,156,707
Shares issued from reinvestments	902,616	5,656	7,324	64,089	41,946	31,921
Shares redeemed	(884,893)	(75,777)	(22,755)	(357,694)	(1,173,264)	(38,270)
Net increase (decrease)	4,071,851	360,411	19,300	59,345	498,169	1,150,358

Year Ended 7/31/2024:	Dividend	Dividend	Growth	High	MNA
	Harvest	Summit	& Income	Income	Resources	S-T Gov
Class A	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	913,409	19,513	36,668	221,620	548,724	7,917
Shares issued from reinvestments	190,402	599	13,589	149,291	189,577	1,223
Shares redeemed	(1,229,271)	(5,213)	(57,312)	(350,770)	(3,582,190)	(14,248)
Net increase (decrease)	(125,460)	14,899	(7,055)	20,141	(2,843,889)	(5,108)

Class C
Shares sold	276,716	0	11,449	38,779	13,863	N/A
Shares issued from reinvestments	37,944	0	1,251	15,758	8,141	N/A
Shares redeemed	(326,534)	0	(7,754)	(62,941)	(497,705)	N/A
Net increase (decrease)	(11,874)	0	4,946	(8,404)	(475,701)	N/A

Class I
Shares sold	3,758,081	355,840	85,449	1,258,575	729,070	625,211
Shares issued from reinvestments	323,798	5,626	6,803	117,461	104,992	54,742
Shares redeemed	(4,736,107)	(13,243)	(72,490)	(1,687,394)	(2,403,040)	(522,309)
Net increase (decrease)	(654,228)	348,223	19,762	(311,358)	(1,568,978)	157,644

The Integrity Funds | July 31, 2024

NOTE 6: Income Tax Information

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2025.

At July 31, 2024, the unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Investments at cost	$296,697,175	$4,317,605	$51,442,460	$49,835,583	$102,908,310	$17,278,835
Unrealized appreciation	$71,362,785	$321,080	$47,070,457	$794,872	$22,777,554	$289,618
Unrealized depreciation	(7,603,090)	(84,073)	(486,667)	(4,216,161)	(4,818,474)	(896,589)
Net unrealized appreciation/depreciation*	$63,759,695	$237,007	$46,583,790	$(3,421,289)	$17,959,080	$(606,971)

* Differences between financial reporting-basis and tax-basis unrealized appreciation/ (depreciation) are due to tax deferral of losses on wash sales.

The tax character of distributions paid was as follows:

	Dividend	Dividend	Growth &	High	MNA
	Harvest	Summit	Income	Income	Resources	S-T Gov
Year ended July 31, 2024:	Fund	Fund	Fund	Fund	Fund	Fund
Ordinary Income	$10,400,653	$141,088	$607,001	$2,615,225	$1,832,302	$633,702
Capital Gain	4,977	0	1,365,252	0	0	0
	$10,405,630	$141,088	$1,972,253	$2,615,225	$1,832,302	$633,702
Year ended July 31, 2023:
Ordinary Income	$9,948,645	$9,220	$355,797	$2,530,290	$2,351,759	$66,402
Capital Gain	3,710,190	0	572,872	0	0	0
	$13,658,835	$9,220	$928,669	$2,530,290	$2,351,759	$66,402

Permanent differences identified and reclassified among the components of net assets were recorded. These reclassifications had no effect on net assets, results of operations, or net asset value (“NAV”) per share for the Funds. As of July 31, 2024, Distributable earnings/(accumulated losses) were increased/(decreased) and paid in capital was decreased in the amount of $19 and $14,862 for Dividend Summit Fund and MNA Resources Fund, respectively. As of July 31, 2024, Distributable earnings/(accumulated losses) were increased and paid in capital was increased in the amount of $201 for S-T Gov Fund.

As of July 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Dividend	Dividend	Growth &	High	MNA	S-T
	Harvest	Summit	Income	Income	Resources	Gov
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$0	$0	$346,276	$39,152	$0	$11,969
Distributions payable	0	0	0	(44,409)	0	0
Undistributed capital gain	20,712,185	0	1,426,253	0	0	0
Capital loss carryforward	(5,262,584)	(600)	0	(1,340,355)	(176,434,560)	(9,056,168)
Unrealized appreciation/ (depreciation)	63,759,695	237,007	46,583,790	(3,421,289)	17,959,080	(606,971)
Total accumulated earnings/(deficit)	$79,209,296	$236,407	$48,356,319	$(4,766,901)	$(158,475,480)	$(9,651,170)

The Integrity Funds | July 31, 2024

The Funds’ capital loss carryforward amounts as of July 31, 2024 are as follows:

	Dividend		Dividend	Growth &	High	MNA	S-T
	Harvest		Summit	Income	Income	Resources	Gov
	Fund		Fund	Fund	Fund	Fund	Fund
Non-expiring S-T losses	$5,262,584	*	$0	$0	$0	$105,577,366	$4,552,066
Non-expiring L-T losses	0		600	0	1,340,355	70,857,194	4,504,102
Total	$5,262,584		$600	$0	$1,340,355	$176,434,560	$9,056,168

Capital loss carryforward utilized	$368,337		$6,786	$0	$0	$13,666,747	$0

* Dividend Harvest Fund’s ability to use the capital loss carryforward of MD Sass Equity Fund may be limited by loss limitation rules under federal tax law.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and Integrity Fund Services, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. For Integrity High Income Fund, JPMIM is the sub-adviser. As compensation for sub-advisory services provided to the High Income Fund, VFM is required to pay JPMIM a fee computed at an annual rate of 0.35% of the Fund’s average daily net assets (allocated proportionally between Class A, Class C, and Class I shares of the High Income Fund). For S-T Gov Fund, M.D. Sass Investor Services, Inc. is the sub-adviser. As compensation for sub-advisory services provided to the Fund, VFM is required to pay M.D. Sass a fee computed at an annual rate of 0.15% of the Fund’s average daily net assets allocated to M.D. Sass. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of each Fund’s average daily net assets. The Funds’ pay investment advisory fees to VFM on a monthly basis. VFM has also contractually agreed to waive its management fee and to reimburse expenses that are not covered by the management fee, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions and acquired fund fees and expenses, so that the net annual operating expenses do not exceed a certain rate. After six months, the expense limitations may be terminated or revised for the Funds. Expense limitations as of January 31, 2025, are stated below.

		Contractual Waiver %
	Advisory Fee %	Class A	Class C	Class I
Dividend Harvest Fund	0.75%	0.95%	1.70%	0.70%
Dividend Summit Fund	0.75%	0.99%	1.74%	0.74%
Growth & Income Fund	1.00%	1.24%	1.99%	0.99%
High Income Fund	0.85%	1.09%*	1.84%*	0.84%*
MNA Resources Fund	0.50%	1.50%	2.00%	1.00%
S-T Gov Fund	0.30%	0.80%	N/A	0.55%

*High Income Fund’s contractual waivers are effective as of November 30, 2024. Prior to November 30, 2024, the waiver percentages were 0.99%, 1.74%, and 0.74% for class A, C, and I.

VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. For the period July 1, 2024 through January 6, 2025, there were voluntary waivers for Dividend Summit Fund beyond the expense limitation agreement to maintain a 0.50% expense ratio for each class of shares. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/2025			Payable 1/31/2025
	Advisory	Waived	Reimb.	Advisory	Waived	Reimb.
Dividend Harvest Fund	$1,582,417	$959,278	$0	$280,666	$168,299	$0
Dividend Summit Fund	$27,499	$27,499	$33,573	$5,297	$5,297	$4,708
Growth & Income Fund	$530,333	$297,935	$0	$89,966	$47,869	$0
High Income Fund	$210,757	$160,015	$0	$34,606	$23,544	$0
MNA Resources Fund	$305,958	$5,605	$0	$54,476	$1,164	$0
S-T Gov Fund	$32,250	$32,250	$6,328	$6,782	$6,531	$0

The Integrity Funds | July 31, 2024

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts subject to recoupment and expiration dates are as follow:

	7/31/2025 Amount	7/31/2026 Amount	07/31/2027 Amount	Total
Dividend Harvest Fund	$980,581	$1,443,402	$1,653,668	$4,077,651
Dividend Summit Fund	$0	$18,895	$91,036	$109,931
Growth & Income Fund	$478,641	$429,172	$479,449	$1,387,262
High Income Fund	$367,256	$340,855	$317,306	$1,025,417
MNA Resources Fund	$2,135	$89,643	$125,584	$217,362
S-T Gov Fund	$102,559	$86,774	$60,884	$250,217

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee and/or service fee of up to 0.25% (0.50% for MNA Resources Fund) for Class A and 1.00% for Class C of the average daily net assets. Class I shares do not have a 12b-1 plan in place. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/2025			Payable 1/31/2025
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
Dividend Harvest Fund - A	$220,609	$0	$166,276	$28,534
Dividend Harvest Fund - C	$0	$59	$168,910	$28,794
Dividend Summit Fund - A	$5,367	$0	$404	$77
Dividend Summit Fund - C	$0	$0	$283	$47
Growth & Income Fund - A	$33,740	$0	$78,996	$13,265
Growth & Income Fund - C	$0	$46	$41,590	$7,152
High Income Fund - A	$7,793	$0	$30,187	$4,928
High Income Fund - C	$0	$172	$16,542	$2,418
MNA Resources Fund - A	$39,566	$0	$195,061	$34,137
MNA Resources Fund - C	$0	$6	$20,804	$3,362
S-T Gov Fund - A	$0	$0	$308	$45

IFS acts as the transfer agent for High Income Fund and S-T Gov Fund at a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. IFS acts as the transfer agent for Dividend Harvest Fund, Dividend Summit Fund, Growth & Income Fund, and MNA Resources Fund at a monthly variable fee equal to 0.18% on the first $0 to $200 million, 0.15% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $500 per month for each additional share class plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million, 0.13% on the next $200 to $700 million and at a lower rate in excess of $700 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Commencing on November 30, 2024, IFS also charges a $2,500 annual fee for tailored shareholder reporting plus and an additional fee of $750 per year for each share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/2025		Payable 1/31/2025
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
Dividend Harvest Fund	$412,090	$309,372	$62,201	$54,828
Dividend Summit Fund	$12,976	$30,137	$2,212	$5,469
Growth & Income Fund	$118,897	$99,250	$17,707	$17,075
High Income Fund	$45,461	$59,717	$11,028	$10,180
MNA Resources Fund	$135,540	$110,672	$30,743	$19,733
S-T Gov Fund	$15,916	$33,845	$6,269	$6,562

The Integrity Funds | July 31, 2024

NOTE 8: Principal Risks

The High Income Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The MNA Resources Fund invests significantly in relatively few sectors, primarily the energy sector, and has more exposure to the price movement of this sector than funds that diversify their investments among many sectors.

The Growth and Income Fund does not concentrate in any one industry, based on economic conditions, it may make significant investments in certain sectors. The Fund may invest significantly in securities of companies in the information technology sector, and will therefore be susceptible to adverse economic, business, political, environmental, regulatory, or other occurrences affecting that sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

NOTE 9: Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At January 31, 2025, the following shareholders held over 25% of Integrity Dividend Summit Fund Class C’s shares outstanding:

Corridor Investors, LLC	100.00%

NOTE 10: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Dividend Harvest Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$19.02	$16.44	$16.33	$15.12	$12.71	$14.06

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.29	$0.52	$0.52	$0.50	$0.47	$0.48
Net realized and unrealized gain (loss) on investments(2)	0.99	2.58	0.31	1.21	2.41	(0.74)
Total from investment operations	$1.28	$3.10	$0.83	$1.71	$2.88	$(0.26)

Less Distributions:
Dividends from net investment income	$(0.29)	$(0.52)	$(0.51)	$(0.50)	$(0.47)	$(0.49)
Dividends from return of capital	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)
Distributions from net realized gains	(1.11)	(0.00)	(0.21)	(0.00)	(0.00)	(0.59)
Total distributions	$(1.40)	$(0.52)	$(0.72)	$(0.50)	$(0.47)	$(1.09)

NET ASSET VALUE, END OF PERIOD	$18.90	$19.02	$16.44	$16.33	$15.12	$12.71

Total Return (excludes any applicable sales charge)#	6.87%	19.38%	5.31%	11.41%	23.09%	(2.39)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$137,697	$127,113	$111,909	$105,799	$88,405	$80,762
Ratio of expenses to average net assets after waivers^(3)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets before waivers^	1.40%	1.46%	1.43%	1.44%	1.48%	1.50%
Ratio of net investment income to average net assets^(3)	3.00%	3.11%	3.23%	3.13%	3.39%	3.58%
Portfolio turnover rate#	13.68%	41.80%	22.79%	14.84%	42.14%	51.62%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Dividend Harvest Fund, Class C

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$18.85	$16.29	$16.19	$15.00	$12.61	$13.96

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.22	$0.39	$0.39	$0.38	$0.37	$0.38
Net realized and unrealized gain (loss) on investments(2)	0.97	2.57	0.31	1.19	2.39	(0.74)
Total from investment operations	$1.19	$2.96	$0.70	$1.57	$2.76	$(0.36)

Less Distributions:
Dividends from net investment income	$(0.22)	$(0.40)	$(0.39)	$(0.38)	$(0.37)	$(0.39)
Distributions from return of capital	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)
Distributions from net realized gains	(1.10)	(0.00)	(0.21)	(0.00)	(0.00)	(0.59)
Total distributions	$(1.32)	$(0.40)	$(0.60)	$(0.38)	$(0.37)	$(0.99)

NET ASSET VALUE, END OF PERIOD	$18.72	$18.85	$16.29	$16.19	$15.00	$12.61

Total Return (excludes any applicable sales charge)#	6.49%	18.55%	4.50%	10.54%	22.19%	(3.13)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$34,816	$32,058	$27,906	$22,463	$15,762	$14,194
Ratio of expenses to average net assets after waivers^(3)	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets before waivers^	2.15%	2.21%	2.18%	2.19%	2.23%	2.25%
Ratio of net investment income to average net assets^(3)	2.25%	2.36%	2.48%	2.38%	2.64%	2.83%
Portfolio turnover rate#	13.68%	41.80%	22.79%	14.84%	42.14%	51.62%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Dividend Harvest Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$19.04	$16.45	$16.34	$15.13	$12.72	$14.07

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.32	$0.56	$0.56	$0.55	$0.51	$0.51
Net realized and unrealized gain (loss) on investments(2)	0.98	2.60	0.31	1.20	2.41	(0.74)
Total from investment operations	$1.30	$3.16	$0.87	$1.75	$2.92	$(0.23)

Less Distributions:
Dividends from net investment income	$(0.31)	$(0.57)	$(0.55)	$(0.54)	$(0.51)	$(0.52)
Distributions from return of capital	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)
Distributions from net realized gains	(1.11)	(0.00)	(0.21)	(0.00)	(0.00)	(0.59)
Total distributions	$(1.42)	$(0.57)	$(0.76)	$(0.54)	$(0.51)	$(1.12)

NET ASSET VALUE, END OF PERIOD	$18.92	$19.04	$16.45	$16.34	$15.13	$12.72

Total Return (excludes any applicable sales charge)#	7.00%	19.73%	5.58%	11.68%	23.38%	(2.14)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$292,912	$217,207	$198,461	$123,271	$64,062	$52,298
Ratio of expenses to average net assets after waivers^(3)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets before waivers^	1.15%	1.21%	1.18%	1.19%	1.23%	1.25%
Ratio of net investment income to average net assets^(3)	3.25%	3.37%	3.48%	3.38%	3.64%	3.83%
Portfolio turnover rate#	13.68%	41.80%	22.79%	14.84%	42.14%	51.62%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Dividend Summit Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Period from
	Ended	Ended	5/1/23* to
	1/31/25+	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.91	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.34	$0.70	$0.15
Net realized and unrealized gain (loss) on investments(2)	(0.11)	0.66	0.17
Total from investment operations	$0.23	$1.36	$0.32

Less Distributions:
Dividends from net investment income	$(0.31)	$(0.62)	$(0.15)
Distributions from net realized gains	(0.01)	(0.00)	(0.00)
Total distributions	$(0.32)	$(0.62)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$10.82	$10.91	$10.17

Total Return (excludes any applicable sales charge)#	2.13%	14.08%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$396	$217	$51
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	0.58%	0.08%	0.00%
Ratio of expenses to average net assets before waivers^	2.44%	5.50%	12.71%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	6.12%	6.83%	5.95%
Portfolio turnover rate#	19.68%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 0.99% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 0.91% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 0.41% for the period August 1, 2024 through January 31, 2025.

*	Commencement of operations.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Dividend Summit Fund, Class C

Selected per share data and ratios for the periods indicated

	Six Months	Year	Period from
	Ended	Ended	5/1/23* to
	1/31/25+	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$11.02	$10.19	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.30	$0.62	$0.13
Net realized and unrealized gain (loss) on investments(2)	(0.07)	0.76	0.19
Total from investment operations	$0.23	$1.38	$0.32

Less Distributions:
Dividends from net investment income	$(0.27)	$(0.55)	$(0.13)
Distributions from net realized gains	(0.01)	(0.00)	(0.00)
Total distributions	$(0.28)	$(0.55)	$(0.13)

NET ASSET VALUE, END OF PERIOD	$10.97	$11.02	$10.19

Total Return (excludes any applicable sales charge)#	2.08%	14.08%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$55	$55	$51
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	0.67%	0.05%	0.00%
Ratio of expenses to average net assets before waivers^	3.24%	8.04%	13.45%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	5.36%	6.07%	5.21%
Portfolio turnover rate#	19.68%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 1.74% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 1.69% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 1.07% for the period August 1, 2024 through January 31, 2025.

*	Commencement of operations.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Dividend Summit Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Period from
	Ended	Ended	5/1/23* to
	1/31/25+	7/31/24	7/31/23
NET ASSET VALUE, BEGINNING OF PERIOD	$10.88	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.35	$0.73	$0.15
Net realized and unrealized gain (loss) on investments(2)	(0.11)	0.63	0.17
Total from investment operations	$0.24	$1.36	$0.32

Less Distributions:
Dividends from net investment income	$(0.33)	$(0.65)	$(0.15)
Distributions from net realized gains	(0.01)	(0.00)	(0.00)
Total distributions	$(0.34)	$(0.65)	$(0.15)

NET ASSET VALUE, END OF PERIOD	$10.78	$10.88	$10.17

Total Return (excludes any applicable sales charge)#	2.16%	14.04%	3.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$8,219	$4,376	$549
Ratio of expenses to average net assets after waivers^(3)(4)(5)(6)	0.54%	0.08%	0.00%
Ratio of expenses to average net assets before waivers^	2.18%	4.48%	12.42%
Ratio of net investment income to average net assets^(3)(4)(5)(6)	6.37%	7.08%	6.20%
Portfolio turnover rate#	19.68%	24.07%	11.50%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

(4)	The voluntary waiver, based on average net assets, amounted to 0.74% for the period May 1, 2023 (commencement of operations) through July 31, 2023.

(5)	The voluntary waiver, based on average net assets, amounted to 0.64% for the period August 1, 2023 through July 31, 2024.

(6)	The voluntary waiver, based on average net assets, amounted to 0.20% for the period August 1, 2024 through January 31, 2025.

*	Commencement of operations.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Growth & Income Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$97.71	$82.11	$73.72	$80.95	$60.74	$59.55

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.19	$0.64	$0.44	$0.16	$0.29	$0.57
Net realized and unrealized gain (loss) on investments(2)	7.13	16.84	8.92	(6.83)	20.35	6.17
Total from investment operations	$7.32	$17.48	$9.36	$(6.67)	$20.64	$6.74

Less Distributions:
Dividends from net investment income	$(0.48)	$(0.57)	$(0.38)	$(0.08)	$(0.41)	$(0.83)
Distributions from net realized gains	(1.82)	(1.31)	(0.59)	(0.48)	(0.02)	(4.72)
Total distributions	$(2.30)	$(1.88)	$(0.97)	$(0.56)	$(0.43)	$(5.55)

NET ASSET VALUE, END OF PERIOD	$102.73	$97.71	$82.11	$73.72	$80.95	$60.74

Total Return (excludes any applicable sales charge)#	7.56%	21.66%	12.98%	(8.37)%	34.11%	11.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$63,397	$61,511	$52,272	$49,909	$52,676	$39,422
Ratio of expenses to average net assets after waivers^(3)	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets before waivers^	1.80%	1.77%	1.83%	1.80%	1.80%	1.87%
Ratio of net investment income to average net assets^(3)	0.36%	0.74%	0.60%	0.20%	0.41%	0.98%
Portfolio turnover rate#	1.52%	6.22%	4.29%	3.78%	11.22%	11.44%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Growth & Income Fund, Class C

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$94.29	$79.36	$71.41	$78.94	$59.67	$58.95

Income (loss) from investment operations:
Net investment income (loss)(1)	$(0.19)	$(0.01)	$(0.11)	$(0.42)	$0.00	$0.70
Net realized and unrealized gain (loss) on investments(2)	6.88	16.26	8.65	(6.63)	19.86	5.73
Total from investment operations	$6.69	$16.25	$8.54	$(7.05)	$19.86	$6.43

Less Distributions:
Dividends from net investment income	$(0.00)	$(0.01)	$(0.00)	$(0.00)	$(0.57)	$(0.99)
Distributions from net realized gains	(1.82)	(1.31)	(0.59)	(0.48)	(0.02)	(4.72)
Total distributions	$(1.82)	$(1.32)	$(0.59)	$(0.48)	$(0.59)	$(5.71)

NET ASSET VALUE, END OF PERIOD	$99.16	$94.29	$79.36	$71.41	$78.94	$59.67

Total Return (excludes any applicable sales charge)#	7.15%	20.75%	12.14%	(9.05)%	33.44%	10.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$8,527	$7,957	$6,304	$5,655	$5,041	$1,092
Ratio of expenses to average net assets after waivers^(3)	1.99%	1.99%	1.99%	1.99%	1.85%	1.62%
Ratio of expenses to average net assets before waivers^	2.55%	2.52%	2.58%	2.55%	2.20%	1.62%
Ratio of net investment income to average net assets^(3)	(0.39)%	(0.02)%	(0.15)%	(0.55)%	0.00%	1.23%
Portfolio turnover rate#	1.52%	6.22%	4.29%	3.78%	11.22%	11.44%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Growth & Income Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$98.01	$82.34	$73.85	$81.06	$60.80	$59.61

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.31	$0.86	$0.62	$0.35	$0.48	$0.71
Net realized and unrealized gain (loss) on investments(2)	7.16	16.88	8.94	(6.81)	20.37	6.19
Total from investment operations	$7.47	$17.74	$9.56	$(6.46)	$20.85	$6.90

Less Distributions:
Dividends from net investment income	$(0.73)	$(0.76)	$(0.48)	$(0.27)	$(0.57)	$(0.99)
Distributions from net realized gains	(1.82)	(1.31)	(0.59)	(0.48)	(0.02)	(4.72)
Total distributions	$(2.55)	$(2.07)	$(1.07)	$(0.75)	$(0.59)	$(5.71)

NET ASSET VALUE, END OF PERIOD	$102.93	$98.01	$82.34	$73.85	$81.06	$60.80

Total Return (excludes any applicable sales charge)#	7.70%	21.95%	13.25%	(8.12)%	34.45%	11.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$36,066	$32,449	$25,634	$22,735	$24,784	$9,367
Ratio of expenses to average net assets after waivers^(3)	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waivers^	1.55%	1.52%	1.58%	1.54%	1.55%	1.62%
Ratio of net investment income to average net assets^(3)	0.61%	0.99%	0.85%	0.45%	0.66%	1.23%
Portfolio turnover rate#	1.52%	6.22%	4.29%	3.78%	11.22%	11.44%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity High Income Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$7.42	$7.13	$7.33	$8.13	$7.65	$7.77

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.21	$0.39	$0.36	$0.31	$0.32	$0.37
Net realized and unrealized gain (loss) on investments(2)	0.14	0.29	(0.20)	(0.80)	0.48	(0.12)
Total from investment operations	$0.35	$0.68	$0.16	$(0.49)	$0.80	$0.25

Less Distributions:
Dividends from net investment income	$(0.21)	$(0.39)	$(0.36)	$(0.31)	$(0.32)	$(0.37)
Total distributions	$(0.21)	$(0.39)	$(0.36)	$(0.31)	$(0.32)	$(0.37)

NET ASSET VALUE, END OF PERIOD	$7.56	$7.42	$7.13	$7.33	$8.13	$7.65

Total Return (excludes any applicable sales charge)#	4.79%	9.78%	2.41%	(6.14)%	10.62%	3.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$23,556	$23,964	$22,891	$25,736	$26,725	$25,309
Ratio of expenses to average net assets after waivers^(3)	1.02%	0.99%	0.99%	0.99%	0.99%	0.95%
Ratio of expenses to average net assets before waivers^	1.67%	1.65%	1.68%	1.63%	1.63%	1.69%
Ratio of net investment income to average net assets^(3)	5.59%	5.32%	5.14%	3.99%	3.99%	4.86%
Portfolio turnover rate#	13.57%	25.60%	15.41%	21.04%	35.74%	35.02%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity High Income Fund, Class C

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$7.44	$7.15	$7.35	$8.15	$7.67	$7.78

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.18	$0.33	$0.31	$0.25	$0.26	$0.31
Net realized and unrealized gain (loss) on investments(2)	0.13	0.29	(0.20)	(0.80)	0.48	(0.11)
Total from investment operations	$0.31	$0.62	$0.11	$(0.55)	$0.74	$0.20

Less Distributions:
Dividends from net investment income	$(0.18)	$(0.33)	$(0.31)	$(0.25)	$(0.26)	$(0.31)
Total distributions	$(0.18)	$(0.33)	$(0.31)	$(0.25)	$(0.26)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$7.57	$7.44	$7.15	$7.35	$8.15	$7.67

Total Return (excludes any applicable sales charge)#	4.26%	8.95%	1.65%	(6.82)%	9.78%	2.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,579	$3,438	$3,364	$3,364	$3,776	$2,753
Ratio of expenses to average net assets after waivers^(3)	1.77%	1.74%	1.74%	1.74%	1.74%	1.70%
Ratio of expenses to average net assets before waivers^	2.42%	2.40%	2.43%	2.38%	2.38%	2.44%
Ratio of net investment income to average net assets^(3)	4.84%	4.57%	4.39%	3.24%	3.24%	4.11%
Portfolio turnover rate#	13.57%	25.60%	15.41%	21.04%	35.74%	35.02%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity High Income Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$7.41	$7.12	$7.32	$8.13	$7.64	$7.76

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.22	$0.40	$0.38	$0.33	$0.34	$0.39
Net realized and unrealized gain (loss) on investments(2)	0.14	0.29	(0.20)	(0.81)	0.49	(0.12)
Total from investment operations	$0.36	$0.69	$0.18	$(0.48)	$0.83	$0.27

Less Distributions:
Dividends from net investment income	$(0.22)	$(0.40)	$(0.38)	$(0.33)	$(0.34)	$(0.39)
Total distributions	$(0.22)	$(0.40)	$(0.38)	$(0.33)	$(0.34)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$7.55	$7.41	$7.12	$7.32	$8.13	$7.64

Total Return (excludes any applicable sales charge)#	4.92%	10.06%	2.66%	(6.04)%	11.04%	3.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$22,025	$21,185	$22,577	$24,286	$26,652	$9,163
Ratio of expenses to average net assets after waivers^(3)	0.77%	0.74%	0.74%	0.74%	0.74%	0.70%
Ratio of expenses to average net assets before waivers^	1.42%	1.40%	1.43%	1.38%	1.37%	1.44%
Ratio of net investment income to average net assets^(3)	5.84%	5.57%	5.39%	4.24%	4.24%	5.11%
Portfolio turnover rate#	13.57%	25.60%	15.41%	21.04%	35.74%	35.02%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Mid-North American Resources Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$5.77	$5.30	$5.07	$3.74	$2.59	$4.28

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.03	$0.07	$0.08	$0.06	$0.04	$0.07
Net realized and unrealized gain (loss) on investments(2)	0.37	0.47	0.23	1.33	1.15	(1.66)
Total from investment operations	$0.40	$0.54	$0.31	$1.39	$1.19	$(1.59)

Less Distributions:
Dividends from net investment income	$(0.03)	$(0.07)	$(0.08)	$(0.06)	$(0.04)	$(0.10)
Distributions from return of capital	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)**	(0.00)
Total distributions	$(0.03)	$(0.07)	$(0.08)	$(0.06)	$(0.04)	$(0.10)

NET ASSET VALUE, END OF PERIOD	$6.14	$5.77	$5.30	$5.07	$3.74	$2.59

Total Return (excludes any applicable sales charge)#	6.98%	10.31%	6.23%	37.38%	46.40%	(37.47)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$78,920	$79,047	$87,706	$95,211	$80,091	$69,684
Ratio of expenses to average net assets after waivers^(3)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets before waivers^	1.50%	1.60%	1.56%	1.50%	1.60%	1.59%
Ratio of net investment income to average net assets^(3)	0.94%	1.25%	1.57%	1.36%	1.18%	2.09%
Portfolio turnover rate#	36.32%	50.88%	41.75%	51.12%	71.19%	79.67%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Mid-North American Resources Fund, Class C

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$5.73	$5.26	$5.04	$3.71	$2.57	$4.23

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.01	$0.04	$0.05	$0.04	$0.02	$0.05
Net realized and unrealized gain (loss) on investments(2)	0.37	0.47	0.22	1.32	1.14	(1.64)
Total from investment operations	$0.38	$0.51	$0.27	$1.36	$1.16	$(1.59)

Less Distributions:
Dividends from net investment income	$(0.01)	$(0.04)	$(0.05)	$(0.03)	$(0.02)	$(0.07)
Distributions from return of capital	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)**	(0.00)
Total distributions	$(0.01)	$(0.04)	$(0.05)	$(0.03)	$(0.02)	$(0.07)

NET ASSET VALUE, END OF PERIOD	$6.10	$5.73	$5.26	$5.04	$3.71	$2.57

Total Return (excludes any applicable sales charge)#	6.74%	9.82%	5.50%	36.90%	45.65%	(37.78)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,561	$4,426	$6,571	$8,893	$9,451	$9,730
Ratio of expenses to average net assets after waivers^(3)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets before waivers^	2.01%	2.10%	2.06%	2.00%	2.10%	2.09%
Ratio of net investment income to average net assets^(3)	0.44%	0.75%	1.07%	0.85%	0.68%	1.58%
Portfolio turnover rate#	36.32%	50.88%	41.75%	51.12%	71.19%	79.67%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Mid-North American Resources Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$5.72	$5.25	$5.03	$3.71	$2.57	$4.26

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.04	$0.09	$0.10	$0.08	$0.06	$0.09
Net realized and unrealized gain (loss) on investments(2)	0.36	0.48	0.22	1.32	1.14	(1.64)
Total from investment operations	$0.40	$0.57	$0.32	$1.40	$1.20	$(1.55)

Less Distributions:
Dividends from net investment income	$(0.04)	$(0.10)	$(0.10)	$(0.08)	$(0.06)	$(0.14)
Distributions from return of capital	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)**	(0.00)
Total distributions	$(0.04)	$(0.10)	$(0.10)	$(0.08)	$(0.06)	$(0.14)

NET ASSET VALUE, END OF PERIOD	$6.08	$5.72	$5.25	$5.03	$3.71	$2.57

Total Return (excludes any applicable sales charge)#	7.15%	10.96%	6.65%	38.17%	47.12%	(37.04)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$44,895	$39,346	$44,404	$42,940	$19,839	$9,069
Ratio of expenses to average net assets after waivers^(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waivers^	1.00%	1.10%	1.06%	1.00%	1.08%	1.09%
Ratio of net investment income to average net assets^(3)	1.44%	1.75%	2.07%	1.86%	1.68%	2.59%
Portfolio turnover rate#	36.32%	50.88%	41.75%	51.12%	71.19%	79.67%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

**	Amount is less than $0.005.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Short Term Government Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Two Months	Period from
	Ended	Ended	Ended	Ended	Ended	Ended	1/21/20* to
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20	5/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$8.52	$8.23	$8.43	$8.98	$9.22	$9.21	$9.26

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.18	$0.30	$0.00 **	$0.07	$0.19	$0.02	$0.09
Net realized and unrealized gain (loss) on investments(2)	0.07	0.30	(0.18)	(0.47)	(0.14)	0.02	0.02
Total from investment operations	$0.25	$0.60	$(0.18)	$(0.40)	$0.05	$0.04	$0.11

Less Distributions:
Dividends from net investment income	$(0.18)	$(0.31)	$(0.02)	$(0.15)	$(0.29)	$(0.03)	$(0.16)
Total distributions	$(0.18)	$(0.31)	$(0.02)	$(0.15)	$(0.29)	$(0.03)	$(0.16)

NET ASSET VALUE, END OF PERIOD	$8.59	$8.52	$8.23	$8.43	$8.98	$9.22	$9.21

Total Return (excludes any applicable sales charge)#	2.92%	7.49%	(2.08)%	(4.51)%	0.50%	0.41%	1.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$213	$275	$308	$703	$724	$15	$15
Ratio of expenses to average net assets after waivers^(3)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers^	1.16%	1.19%	1.33%	1.18%	1.17%	1.33%	1.28%
Ratio of net investment income to average net assets^(3)	4.26%	3.65%	(0.10)%	0.84%	2.14%	1.53%	2.68%
Portfolio turnover rate#	76.98%	57.27%	60.63%	51.52%	140.79%	16.03%	65.85%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

*	Commencement of operations.

**	Amount is less than ($0.005).

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Financial Highlights

Integrity Short Term Government Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Two Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/25+	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20	5/31/20
NET ASSET VALUE, BEGINNING OF PERIOD	$8.53	$8.24	$8.44	$8.98	$9.22	$9.21	$9.30

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.20	$0.32	$0.01	$0.09	$0.22	$0.03	$0.36
Net realized and unrealized gain (loss) on investments(2)	0.06	0.30	(0.18)	(0.46)	(0.15)	0.01	(0.05)
Total from investment operations	$0.26	$0.62	$(0.17)	$(0.37)	$0.07	$0.04	$0.31

Less Distributions:
Dividends from net investment income	$(0.19)	$(0.33)	$(0.03)	$(0.17)	$(0.31)	$(0.03)	$(0.40)
Total distributions	$(0.19)	$(0.33)	$(0.03)	$(0.17)	$(0.31)	$(0.03)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$8.60	$8.53	$8.24	$8.44	$8.98	$9.22	$9.21

Total Return (excludes any applicable sales charge)#	3.05%	7.75%	(1.97)%	(4.18)%	0.75%	0.46%	3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$26,580	$16,575	$14,704	$19,609	$31,576	$34,741	$21,038
Ratio of expenses to average net assets after waivers^(3)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets before waivers^	0.91%	0.94%	1.08%	0.93%	0.93%	1.08%	1.21%
Ratio of net investment income to average net assets^(3)	4.52%	3.90%	0.15%	1.09%	2.38%	1.78%	3.88%
Portfolio turnover rate#	76.98%	57.27%	60.63%	51.52%	140.79%	16.03%	65.85%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

#	Not annualized for periods less than one year.

^	Annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

The Integrity Funds | July 31, 2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with Cohen during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

As of January 31, 2025, Trustees who are not considered to be “interested persons,” as that term is defined in the 1940 Act, of The Integrity Funds (the “Independent Trustees”) are paid an annual fee of $30,500 for service as trustee on the boards of the trusts in the Fund Complex (the Registrant and Viking Mutual Funds). In addition, each Independent Trustee is entitled to receive a fee of $3,500 for attendance at each meeting of the Board of Trustees (whether attendance is telephonic or in person) that is not on the regular Board of Trustees meeting schedule. For the fiscal year ended July 31, 2024, the aggregate remuneration paid by the Trust to the Independent Trustees was $65,220. In addition, for the fiscal year ended July 31, 2024, Brent M. Wheeler was paid by the Trust an aggregate amount of $84,240 for service to the Fund Complex as Mutual Fund Chief Compliance Officer.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on November 8, 2024, the Board of Trustees (the “Board” or the “Trustees”) of the Integrity Funds (the “Trust”), including a majority of the trustees who are not parties to such investment advisory or sub-advisory agreement or “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of its series (each, a “Fund,” and together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”) and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”), between the Adviser and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to Integrity High Income Fund, and between the Adviser and M.D. Sass Investors Services, Inc. (“M.D. Sass”) with respect to Integrity Short Term Government Fund (JPMIM and M.D. Sass, each a “Sub-Adviser”). The Board considered information received and discussions held at the November 8, 2024 Board meeting and, with respect to the Independent Trustees, discussions held at the October 14, 2024 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement and the Sub-Advisory Agreements, the Trustees requested and reviewed information provided by the Adviser, and the Sub-Advisers of Integrity High Income Fund and Integrity Short Term Government Fund, that they believed to be reasonably necessary to reach their conclusions. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory for each Fund and Sub-Advisory Agreements for the applicable Funds, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)	the nature, extent and quality of services provided by the Adviser to the Fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the Fund’s investment performance as compared to standardized industry performance data;

(d)	the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)	the extent to which the Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)	an analysis of the rates charged by other investment advisers to similar funds;

(g)	the expense ratios of the Fund as compared to data for comparable funds; and

(h)	information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

The Integrity Funds | July 31, 2024

In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, each Fund’s past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates that provide services to the Funds (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also received and considered information regarding distribution and marketing efforts on behalf of the Funds over a five-year period, as well as information regarding the Adviser and its affiliates commitment to the growth of the Funds. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, skills and capabilities of the personnel of the Adviser, and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 12 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the experience and expertise of the Adviser are attributable to its long-term focus on managing investment companies which have the potential to enhance the Funds’ future performance. They considered the background and experience of the Adviser personnel. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. The Board considered the total return history and category rankings of each Fund, according to Morningstar data, as well as additional information and commentary of the Adviser regarding the reasons for variances between Fund performance and peer performance. In this regard, the Board made the following observations:

As of September 30, 2024, the Morningstar risk rating for: (1) Class A shares of Integrity Growth & Income Fund was high for the 3-year period and below average for the 5- and 10-year periods; (2) Class A shares of Integrity Mid-North American Resources Fund was below average for the 3-, 5- and 10-year periods; (3) Class A shares of Integrity High Income Fund was below average for the 5-year period and average for the 3- and 10-year periods; (4) Class A shares of Integrity Dividend Harvest Fund was rated as average for the 3-year period and low for the 5- and 10-year periods; and (5) Class I shares of Integrity Short Term Government Fund was high for the 3-year period and above average for the 5- and 10-year periods. Integrity Dividend Summit Fund had no rating due to its limited operating history.

As of September 30, 2024, the Morningstar return for: (1) Class A shares of Integrity Growth & Income Fund was average for the 3- and 5-year periods, and below average for the 10-year period; (2) Class A shares of Integrity Mid-North American Resources Fund was below average for the 3- and 5 year periods, and average for the 10-year period; (3) Class A shares of Integrity High Income Fund was average for the 3- and 10-year periods, and above average for the 5-year period; (4) Class A shares of Integrity Dividend Harvest Fund was high for the 3- year period, average for the 5-year period, and above average for 10-year period; and (5) Class I shares of Integrity Short Term Government Fund was average for the 3- and 10-year periods, and average for the 5-year period. Integrity Dividend Summit Fund had no rating due to its limited operating history.

As of September 30, 2024, the Fund performance for: (1) Class A shares of Integrity Growth & Income Fund was below its index for the 1-, 3-, 5- and 10-year periods, and above its category median for the 1- and 3-year periods, and below the median for the 5- and 10-year periods; (2) Class A shares of Integrity Mid-North American Resources Fund was above its index for the 1-year period and below its index for the 3-, 5- and 10-year periods, and above its category median for the 1- and 10-year periods and below its category median for the 3- and 5-year periods; (3) Class A shares of Integrity High Income Fund was below its index for the 1-, 3-, 5- and 10-year periods, and below its category median for the 3-year period and above its category median for the 1-, 5-, 10-year periods; (4) Class A shares of Integrity Dividend Harvest Fund was above its index for the 1- and 3-year periods and below its index for the 5- and 10-year periods; and above its category median for the 1-, 3-, 5-, and 10-year periods; and (5) Class I shares of Integrity Short Term Government Fund was above its index for the 1-, 3-, 5-, 10-year periods, and above its category median for the 1-, 3-, 5-, and 10-year periods. Integrity Dividend Summit Fund was below its index and below its category median for the 1-year period and had no performance information for the other covered periods due to its limited operating history. The Board determined that the performance of each Fund was satisfactory and that each Fund has sought to meet its investment objective(s) pursuant to its principal investment strategies.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates from their relationship with the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2023 and the six months ended June 30, 2024. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreement was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Adviser had benefitted from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and noted that the size of the Fund had not reached an asset level at which the Adviser would benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board determined that the advisory fees are structured appropriately based on the size of the respective Fund.

The Integrity Funds | July 31, 2024

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that the fees charged by the Adviser for each fund are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A and Class I shares of each Fund to other funds with a similar investment strategy and within fund complexes of similar size, as compiled by the Adviser, reflected that (1) the net operating expense ratio of 0.99% for Class A shares, and 0.74% for Class I shares of Integrity High Income Fund is comparable to that of other similar funds; (2) the net operating expense ratio of 1.24% for Class A shares and 0.99% for Class I shares of Integrity Growth & Income Fund is comparable to that of other similar funds; (3) the net operating expense ratio of 0.95% for Class A shares and 0.70% for Class I shares of Integrity Dividend Harvest Fund is comparable to that of other similar funds; (4) the net operating expense ratio of 1.50% for Class A shares and 1.00% for Class I shares of Integrity Mid-North American Resources Fund is comparable to that of other similar funds; (5) the net operating expense ratio of 0.99% for Class A shares and 0.74% for Class I shares of Integrity Dividend Summit Fund is comparable to that of other similar funds; and (6) the net operating expense ratio of 0.81% for Class A shares and 0.56% for Class I shares of Integrity Short Term Government Funds is comparable to that of other similar funds. The Board considered information provided by the Adviser regarding the limitations of certain peer group comparisons.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. In addition, the Board considered the Adviser’s soft dollar arrangements with respect to securities trading in the Funds (other than Integrity High Income Fund), noting that the Adviser obtains research, security data, analytics and portfolio screening through such arrangements. With respect to Integrity High Income Fund and Integrity Short Term Government Fund, the Board noted that the Adviser currently engages an unaffiliated Sub-Adviser, and therefore the Adviser will not benefit from the Sub-Advisers’ use of soft dollars, if any.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable considering the nature, extent and quality of services provided by the Adviser.

Sub-Advisory Agreement with JPMIM

In determining whether it was appropriate to renew the Sub-Advisory Agreement between the Adviser and JPMIM with respect to Integrity High Income Fund, the Trustees requested and reviewed information, provided by JPMIM, that they believed to be reasonably necessary to reach their conclusion. The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Sub-Advisory Agreement:

Nature, extent and quality of services. In reviewing the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services provided by JPMIM. In this regard, the Board considered that, under the Sub-Advisory Agreement, JPMIM is responsible for investment decision-making, brokerage and execution, risk management and compliance, while the Adviser is responsible for regulatory filings, proxy voting, marketing and distribution, and risk management and compliance oversight. The Board noted the history and investment experience of JPMIM and reviewed the qualifications, background and responsibilities of its portfolio managers and certain other relevant personnel. The Board considered JPMIM’s significant expertise in managing high yield corporate bond portfolios and investment style. The Board also considered the reputation and resources of JPMIM. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by JPMIM have been, and continue to be, adequate and appropriate.

Analysis of the rates charged by Sub-Adviser to similar funds. The Board considered that a comparison of the sub-advisory fees paid to JPMIM as compared to fees paid by other similar funds and accounts sub-advised by JPMIM reflected that the fees charged by the Sub-Adviser with respect to the Fund are comparable to those charged by the Sub-Adviser to other similar funds and accounts for similar services. Based on the information provided, the Board concluded that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

The Integrity Funds | July 31, 2024

Profitability. The Board received and considered financial statements of JPMIM. The Board considered that JPMIM was part of a large global organization and that the revenues from its relationship with the Fund constituted a small portion of its overall revenues. Accordingly, the Board determined that the profitability to JPMIM was not a material factor in its consideration and it evaluated profitability at the overall Fund level.

Economies of scale. The Board considered the extent to which economies of scale had been and could be realized by the Sub-Adviser. The Board considered the current and potential asset size of the Fund and concluded that at this time the potential for economies of scale is limited.

Information with respect to all benefits to the Sub-Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Sub-Adviser from its relationship to the Fund. The Board noted that the Sub-Adviser does not realize material direct benefits from its relationship to the Fund except for fees earned for services provided as sub-adviser. The Board also considered that the Sub-Adviser does not participate in soft dollar arrangements from securities trading in the Fund or receive other indirect material benefits from its relationship with the Fund.

In voting unanimously to renew the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees unanimously determined that, after considering all relevant factors, the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and that the sub-advisory fees are reasonable considering the nature, extent and quality of services provided by the Sub-Adviser.

Sub-Advisory Agreement with M.D. Sass

In determining whether it was appropriate to renew the Sub-Advisory Agreement between the Adviser and M.D. Sass with respect to the Integrity Short Term Government Fund, the Trustees requested and reviewed information, provided by M.D. Sass, that they believed to be reasonably necessary to reach their conclusion. The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Sub-Advisory Agreement:

Nature, extent and quality of services. In reviewing the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services provided by M.D. Sass. In this regard, the Board considered that, under the Sub-Advisory Agreement, M.D. Sass is responsible for investment decision-making, brokerage and execution, risk management and compliance, while the Adviser is responsible for regulatory filings, proxy voting, marketing and distribution, and risk management and compliance oversight. The Board considered information regarding the history and organizational structure of M.D. Sass, investment experience, qualifications, background and responsibilities of its portfolio managers and certain other relevant personnel, the historical performance of the Integrity Short Term Government Fund’s predecessor fund for which M.D. Sass served as investment adviser, and the investment process of M.D. Sass. The Board considered M.D. Sass’s significant expertise in managing government bond portfolios and its investment style. The Board also considered the reputation and resources of M.D. Sass. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by M.D. Sass have been, and continue to be, adequate and appropriate.

Analysis of the rates charged by Sub-Adviser to similar funds. The Board considered that a comparison of the sub-advisory fees paid to M.D. Sass as compared to fees paid by other similar funds and accounts advised by M.D. Sass reflected that the fees charged by the Sub-Adviser with respect to the Fund are comparable to those charged by the Sub-Adviser to other similar funds and accounts for similar services. Based on the information provided, the Board concluded that the sub-advisory fees are reasonable in light of the nature, extent and quality of services provided by the Sub-Adviser.

Profitability. The Board considered that the revenues from M.D. Sass’s relationship with the Fund constituted a relatively small portion of its overall revenues in light of the relatively small size of the Fund. Accordingly, the Board determined that the profitability to M.D. Sass was not a material factor in its consideration and it evaluated profitability at the overall Fund level.

Economies of scale. The Board considered the extent to which economies of scale had been and could be realized by the Sub-Adviser. The Board considered the current and potential asset size of the Fund and concluded that at this time the potential for economies of scale is limited.

Information with respect to all benefits to the Sub-Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Sub-Adviser from its relationship to the Fund. The Board noted that the Sub-Adviser does not realize material direct benefits from its relationship to the Fund except for fees earned for services provided as sub-adviser. The Board also considered that the Sub-Adviser does not participate in soft dollar arrangements from securities trading in the Fund or receive other indirect material benefits from its relationship with the Fund.

In voting unanimously to approve the Sub-Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees unanimously determined that, after considering all relevant factors, the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and that the sub-advisory fees are reasonable considering the nature, extent and quality of services provided by the Sub-Adviser.

The Integrity Funds | July 31, 2024

Item 12. Disclosures of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees in the last fiscal half-year.

Item 16. Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

The Integrity Funds | July 31, 2024

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recover of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	The Registrant’s code of ethics filed pursuant to Item 2 of the N-CSR was filed with the Registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 was filed with the Registrant’s annual N-CSR.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

The Integrity Funds | July 31, 2024

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By:	/s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

March 24, 2025

By:	/s/ Shelly Nahrstedt
Shelly Nahrstedt
Principal Financial Officer

March 24, 2025

The Integrity Funds | July 31, 2024